UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	January 1, 2017 — June 30, 2017

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Variable Trust

Semiannual report
6 | 30 | 17

Putnam VT
Income Fund

Message from the Trustees

August 11, 2017

Dear Shareholder:

A fair amount of investor optimism has helped to fuel financial markets in 2017, and global stock and bond markets have generally fared well. At the same time, however, a number of macroeconomic and political risks around the world could disrupt the positive momentum.

While calm markets are generally welcome, we believe investors should continue to remember time-tested strategies: maintain a well-diversified portfolio, keep a long-term view, and speak regularly with your financial advisor. In the following pages, you will find a summary of your fund’s performance for the reporting period.

We would like to take this opportunity to announce some changes to your fund’s Board of Trustees. First, we are pleased to welcome the arrival of Catharine Bond Hill and Manoj P. Singh, who bring extensive professional and directorship experience to their new roles as Putnam Trustees. In addition, we would like to extend our appreciation and best wishes to Robert J. Darretta, John A. Hill, and W. Thomas Stephens, who retired from the Board, effective June 30, 2017. We are grateful for their years of work on behalf of you and your fellow shareholders, and we wish them well in their future endeavors.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed investments carry the risk that they may increase in value when interest rates decline and decline in value when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). The fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

Performance summary (as of 6/30/17)

Investment objective

High current income consistent with what Putnam Investment Management, LLC, believes to be prudent risk

Net asset value June 30, 2017

Class IA: $10.93	Class IB: $10.83

Total return at net asset value

			Bloomberg
			Barclays U.S.
			Aggregate Bond
(as of 6/30/17)	Class IA shares*	Class IB shares†	Index

6 months	4.00%	3.87%	2.27%

1 year	3.72	3.49	–0.31

5 years	20.50	19.01	11.57
Annualized	3.80	3.54	2.21

10 years	71.89	67.49	54.97
Annualized	5.57	5.29	4.48

Life	527.24	490.89	500.29
Annualized	6.44	6.23	6.30

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Income Fund	1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/17 to 6/30/17. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB

Total annual operating expenses for the fiscal
year ended 12/31/16	0.59%	0.84%

Annualized expense ratio for the six-month
period ended 6/30/17	0.58%	0.83%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/17		ended 6/30/17

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$2.93	$4.20	$2.91	$4.16

Ending value
(after
expenses)	$1,040.00	$1,038.70	$1,021.92	$1,020.68

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/17. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Your fund’s managers

Portfolio Manager Michael V. Salm is a Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

Portfolio Manager Brett S. Kozlowski, CFA, joined Putnam in 2008 and has been in the investment industry since 1997.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2	Putnam VT Income Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Income Fund	3

The fund’s portfolio 6/30/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (59.2%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (7.4%)
Government National Mortgage Association
Pass-Through Certificates
5.00%, TBA, 7/1/47	$3,000,000	$3,217,031
4.00%, 7/20/44	1,443,551	1,529,024
4.00%, TBA, 7/1/47	1,000,000	1,052,109
3.50%, with due dates from 6/20/45 to 2/20/47	3,557,428	3,696,130
3.50%, TBA, 7/1/47	5,000,000	5,178,125
3.00%, TBA, 7/1/47	4,000,000	4,041,562

		18,713,981
U.S. Government Agency Mortgage Obligations (51.8%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	1,071,849	1,174,244
4.00%, 9/1/45	1,659,431	1,769,174
3.50%, with due dates from 8/1/43 to 1/1/47	5,364,009	5,545,057
3.00%, with due dates from 3/1/43 to 6/1/46	1,594,838	1,599,319

Federal National Mortgage Association
Pass-Through Certificates
6.00%, TBA, 7/1/47	2,000,000	2,251,875
5.50%, TBA, 7/1/47	2,000,000	2,215,000
5.00%, 3/1/38	15,038	16,510
4.50%, with due dates from 7/1/44 to 5/1/45	2,027,616	2,204,950
4.50%, TBA, 7/1/47	7,000,000	7,507,500
4.00%, with due dates from 9/1/45 to 6/1/46	2,603,986	2,762,387
3.50%, with due dates from 7/1/43 to 6/1/56	8,820,710	9,090,160
3.50%, TBA, 8/1/47	28,000,000	28,705,468
3.50%, TBA, 7/1/47	41,000,000	42,101,875
3.00%, with due dates from 9/1/42 to 3/1/47	5,866,950	5,887,515
3.00%, TBA, 7/1/47	8,000,000	7,989,375
2.50%, TBA, 8/1/47	3,000,000	2,885,859
2.50%, TBA, 7/1/47	8,000,000	7,706,250

		131,412,518
Total U.S. government and agency mortgage
obligations (cost $150,769,183)		$150,126,499

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 2.00%, 9/30/20 ∆ §	$132,000	$133,616

Total U.S. treasury obligations (cost $131,960)		$133,616

MORTGAGE-BACKED
SECURITIES (46.0%)*	Principal amount	Value

Agency collateralized mortgage obligations (18.3%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 21.13%, 4/15/37	$247,691	$381,605
IFB Ser. 2976, Class LC, 20.171%, 5/15/35	37,764	55,255
IFB Ser. 3072, Class SM, 19.547%, 11/15/35	172,376	250,142
IFB Ser. 3065, Class DC, 16.383%, 3/15/35	343,165	495,200
IFB Ser. 2990, Class LB, 13.984%, 6/15/34	202,531	243,392
IFB Ser. 4074, Class KS, IO, 5.541%, 2/15/41	1,703,709	276,853
Structured Agency Credit Risk Debt FRN
Ser. 15-DN1, Class M3, 5.366%, 1/25/25	2,190,000	2,365,056
IFB Ser. 3852, Class NT, 4.841%, 5/15/41	453,272	460,482
Ser. 4601, Class PI, IO, 4.50%, 12/15/45	2,011,881	342,623
Ser. 4132, Class IP, IO, 4.50%, 11/15/42	1,466,286	233,287
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	616,585	119,802
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	698,081	99,245
Ser. 3707, Class PI, IO, 4.50%, 7/15/25	400,151	29,029
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	2,220,186	360,780
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	1,519,188	286,564

MORTGAGE-BACKED
SECURITIES (46.0%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Ser. 4116, Class MI, IO, 4.00%, 10/1/42	$1,577,512	$304,329
Structured Agency Credit Risk Debt FRN
Ser. 14-HQ3, Class M2, IO, 3.866%, 10/25/24	64,051	64,486
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class M2, 3.816%, 12/25/27	431,162	442,592
Structured Agency Credit Risk Debt FRN
Ser. 14-DN3, Class M2, 3.616%, 8/25/24	33,727	33,791
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	1,842,982	305,603
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	3,830,784	465,517
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA2, Class M2, 3.416%, 10/25/28	374,000	381,048
Ser. 4182, Class GI, IO, 3.00%, 1/15/43	3,046,832	248,794
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	1,617,149	189,012
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	3,768,858	398,218
Ser. 4176, Class DI, IO, 3.00%, 12/15/42	3,648,329	388,693
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,495,000	138,288
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,464,281	142,871
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA2, Class M1, 2.466%, 10/25/28	360,761	361,550
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M1, 2.416%, 11/25/28	551,432	552,994
Ser. 315, PO, zero %, 9/15/43	2,434,208	1,958,389
Ser. 3835, Class FO, PO, zero %, 4/15/41	1,404,410	1,215,211
Ser. 3369, Class BO, PO, zero %, 9/15/37	6,320	5,290
Ser. 3391, PO, zero %, 4/15/37	40,171	34,187
Ser. 3300, PO, zero %, 2/15/37	55,969	48,503
Ser. 3175, Class MO, PO, zero %, 6/15/36	11,729	9,885
Ser. 3210, PO, zero %, 5/15/36	20,516	18,641
Ser. 3326, Class WF, zero %, 10/15/35	6,314	4,776
FRB Ser. 3117, Class AF, zero %, 2/15/36	6,880	5,225

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 32.603%, 7/25/36	153,878	280,205
IFB Ser. 06-8, Class HP, 20.108%, 3/25/36	214,180	334,798
IFB Ser. 07-53, Class SP, 19.741%, 6/25/37	147,653	217,248
IFB Ser. 05-122, Class SE, 18.844%, 11/25/35	291,125	393,065
IFB Ser. 05-75, Class GS, 16.602%, 8/25/35	146,630	190,932
IFB Ser. 05-106, Class JC, 16.353%, 12/25/35	177,905	260,158
IFB Ser. 05-83, Class QP, 14.232%, 11/25/34	44,611	54,737
IFB Ser. 11-4, Class CS, 10.468%, 5/25/40	220,881	254,292
Connecticut Avenue Securities FRB Ser. 14-C04,
Class 1M2, 6.116%, 11/25/24	479,496	547,276
IFB Ser. 10-35, Class SG, IO, 5.184%, 4/25/40	961,864	189,968
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	2,633,830	472,140
Ser. 421, Class C6, IO, 4.00%, 5/25/45	1,218,980	253,410
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	1,608,617	196,251
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	3,902,401	720,383
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	1,400,491	244,913
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	2,045,032	276,632
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	1,489,445	207,760
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	1,206,181	168,809
Ser. 12-129, Class IJ, IO, 3.50%, 12/25/32	2,200,519	338,330
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1M1, 3.216%, 10/25/28	1,752,286	1,784,005
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	1,288,359	141,204
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	4,108,832	412,527
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	1,990,032	169,989
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	2,313,470	186,928
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	1,282,795	87,435
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	1,463,993	98,088
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	3,119,006	325,312

4	Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (46.0%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 14-C03,
Class 1M1, 2.416%, 7/25/24	$12,510	$12,530
Connecticut Avenue Securities FRB Ser. 14-C03,
Class 2M1, 2.416%, 7/25/24	50,100	50,187
Ser. 07-64, Class LO, PO, zero %, 7/25/37	20,098	18,532
Ser. 372, Class 1, PO, zero %, 8/25/36	29,866	26,861

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	1,421,524	273,530
IFB Ser. 10-101, Class SH, IO, 5.478%, 8/16/40	1,163,792	230,646
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	1,170,643	245,062
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,721,233	357,156
Ser. 14-76, IO, 5.00%, 5/20/44	1,043,783	220,575
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	1,525,370	298,393
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	861,181	182,186
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	73,031	5,270
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40	195,354	13,363
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	559,537	118,155
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	4,422,298	935,993
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,322,548	493,820
IFB Ser. 13-129, Class SN, IO, 4.938%, 9/20/43	672,364	106,240
IFB Ser. 11-17, Class S, IO, 4.838%, 2/20/41	2,673,436	427,750
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	503,274	83,352
Ser. 12-129, IO, 4.50%, 11/16/42	1,025,496	237,628
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	881,288	176,466
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	867,488	172,550
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	940,482	220,393
Ser. 11-116, Class IA, IO, 4.50%, 10/20/39	685,424	66,692
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	1,599,553	179,390
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	2,388,749	411,319
Ser. 15-94, IO, 4.00%, 7/20/45	381,410	86,513
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	697,359	120,828
Ser. 15-60, Class IP, IO, 4.00%, 4/20/45	2,211,183	406,039
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	2,101,955	452,854
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	2,597,622	466,351
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	1,138,475	164,510
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	1,154,039	185,353
Ser. 13-4, Class IC, IO, 4.00%, 9/20/42	1,380,234	307,979
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,790,820	320,135
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	1,136,824	178,822
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	1,416,516	138,209
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	1,274,349	98,419
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	3,924,043	496,878
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	1,778,287	246,076
Ser. 15-77, Class DI, IO, 3.50%, 5/20/45	1,460,366	217,682
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	2,606,786	355,175
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	2,409,811	277,115
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,004,764	156,914
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,293,298	202,078
Ser. 12-136, IO, 3.50%, 11/20/42	1,909,014	387,952
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,444,622	307,832
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41	1,283,796	173,024
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41	1,296,794	147,316
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	2,200,188	302,308
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39	914,324	86,059
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	3,029,398	310,192
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	2,819,323	307,444
Ser. 13-53, Class PI, IO, 3.00%, 4/20/41	2,096,313	234,682
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	1,040,326	109,267
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	991,420	79,856
Ser. 16-H23, Class NI, IO, 2.404%, 10/20/66	7,308,294	934,000

MORTGAGE-BACKED
SECURITIES (46.0%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-H24, Class JI, IO, 2.302%, 11/20/66	$1,452,918	$191,604
Ser. 15-H13, Class AI, IO, 2.29%, 6/20/65	4,849,001	518,237
Ser. 17-H08, Class NI, IO, 2.194%, 3/20/67	4,172,228	499,416
FRB Ser. 15-H16, Class XI, IO, 2.128%, 7/20/65	1,913,565	204,560
Ser. 15-H25, Class CI, IO, 2.121%, 10/20/65	2,820,401	287,399
Ser. 16-H11, Class HI, IO, 2.082%, 1/20/66	3,616,774	393,324
Ser. 16-H06, Class AI, IO, 2.079%, 2/20/66	4,528,380	427,479
Ser. 15-H15, Class JI, IO, 1.945%, 6/20/65	2,043,270	206,166
Ser. 16-H02, Class HI, IO, 1.941%, 1/20/66	8,810,486	787,657
Ser. 15-H04, Class AI, IO, 1.937%, 12/20/64	4,121,867	365,816
Ser. 16-H04, Class KI, IO, 1.929%, 2/20/66	3,772,720	318,323
Ser. 17-H09, Class DI, IO, 1.90%, 3/20/67	4,028,581	420,503
Ser. 15-H12, Class AI, IO, 1.853%, 5/20/65	3,325,725	307,224
Ser. 15-H20, Class AI, IO, 1.836%, 8/20/65	1,697,686	156,696
Ser. 15-H10, Class CI, IO, 1.81%, 4/20/65	1,982,209	188,807
Ser. 15-H12, Class GI, IO, 1.789%, 5/20/65	3,772,342	336,116
Ser. 17-H10, Class MI, IO, 1.725%, 4/20/67	3,994,839	393,092
Ser. 15-H12, Class EI, IO, 1.695%, 4/20/65	4,337,320	359,998
Ser. 15-H09, Class BI, IO, 1.69%, 3/20/65	2,548,224	221,441
Ser. 16-H14, IO, 1.672%, 6/20/66	5,110,118	426,695
Ser. 15-H01, Class CI, IO, 1.641%, 12/20/64	3,090,138	202,404
Ser. 15-H17, Class CI, IO, 1.62%, 6/20/65	3,251,721	209,086
Ser. 15-H22, Class EI, IO, 1.617%, 8/20/65	1,628,612	104,068
Ser. 15-H25, Class AI, IO, 1.614%, 9/20/65	3,588,442	283,846
Ser. 15-H28, Class DI, IO, 1.552%, 8/20/65	3,406,658	257,543
Ser. 14-H08, Class CI, IO, 1.492%, 3/20/64	3,910,462	254,962
Ser. 14-H11, Class GI, IO, 1.486%, 6/20/64	7,471,233	584,250
Ser. 14-H07, Class BI, IO, 1.459%, 5/20/64	6,727,213	559,200
Ser. 10-H19, Class GI, IO, 1.408%, 8/20/60	4,748,215	308,159
Ser. 10-151, Class KO, PO, zero %, 6/16/37	145,052	124,869
Ser. 06-36, Class OD, PO, zero %, 7/16/36	4,076	3,439

		46,248,283
Commercial mortgage-backed securities (18.9%)
Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class AJ, 5.874%, 6/10/49	527,308	526,781
Ser. 06-4, Class AJ, 5.695%, 7/10/46	211,416	211,073
FRB Ser. 07-1, Class XW, IO, 0.412%, 1/15/49	938,664	4,251

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, 0.407%, 2/10/51	5,009,552	2,528

Banc of America Merrill Lynch Commercial
Mortgage, Inc. FRB Ser. 05-1, Class B, 5.557%,
11/10/42	521,000	446,700

Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.565%, 11/10/41	670,616	6,341
FRB Ser. 04-4, Class XC, IO, 0.019%, 7/10/42	215,877	37
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42	13,172,991	—

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45	679,000	662,025
FRB Ser. 04-PR3I, Class X1, IO, 0.244%, 2/11/41	52,330	131

Bear Stearns Commercial Mortgage Securities
Trust 144A
FRB Ser. 06-PW11, Class B, 5.328%, 3/11/39	1,406,275	1,095,882
FRB Ser. 06-PW14, Class X1, IO, 0.568%, 12/11/38 813,268		12,240

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1,
Class X, IO, 1.60%, 7/15/29	403,864	8,829

CD Commercial Mortgage Trust 144A FRB
Ser. 07-CD4, Class XW, IO, 0.744%, 12/11/49	548,423	55

Putnam VT Income Fund	5

MORTGAGE-BACKED
SECURITIES (46.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.945%, 12/15/47	$241,000	$241,270
FRB Ser. 11-C2, Class E, 5.945%, 12/15/47	597,000	602,122

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.592%,
11/10/46	8,178,135	372,211
FRB Ser. 14-GC19, Class XA, IO, 1.382%,
3/10/47	11,858,977	665,289

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC21, Class D, 4.996%, 5/10/47	965,000	847,463
FRB Ser. 12-GC8, Class XA, IO, 2.168%, 9/10/45	3,738,992	270,254

COBALT CMBS Commercial Mortgage Trust FRB
Ser. 07-C3, Class AJ, 6.061%, 5/15/46	562,000	567,322

COMM Mortgage Trust
Ser. 06-C8, Class AJ, 5.377%, 12/10/46	167,228	168,650
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47	234,000	228,428
FRB Ser. 12-CR1, Class XA, IO, 2.06%, 5/15/45	3,339,388	250,244
FRB Ser. 14-LC15, Class XA, IO, 1.508%, 4/10/47	6,060,273	332,285
FRB Ser. 14-CR19, Class XA, IO, 1.404%, 8/10/47	5,236,094	288,257
FRB Ser. 14-CR16, Class XA, IO, 1.354%, 4/10/47	1,834,740	92,104
FRB Ser. 13-CR11, Class XA, IO, 1.308%, 8/10/50	9,359,837	479,157
FRB Ser. 14-UBS6, Class XA, IO, 1.18%, 12/10/47 9,787,273		504,045

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719%, 8/10/46	542,000	364,820
Ser. 14-CR18, Class E, 3.60%, 7/15/47	775,000	479,648
FRB Ser. 12-LC4, Class XA, IO, 2.387%, 12/10/44	9,135,072	680,563
FRB Ser. 06-C8, Class XS, IO, 0.825%, 12/10/46	3,852,154	66

Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class AX, IO, 0.113%, 1/15/49	4,553,311	23

Credit Suisse First Boston Mortgage
Securities Corp. 144A Ser. 98-C1, Class F,
6.00%, 5/17/40	74,536	75,417

CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.942%, 4/15/50	798,000	697,059

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A,
Class D, 5.51%, 8/10/44	1,059,000	1,097,124

GE Capital Commercial Mortgage Corp. 144A FRB
Ser. 05-C3, Class XC, IO, 0.11%, 7/10/45	1,375,128	3

GE Commercial Mortgage Corp. Trust 144A FRB
Ser. 07-C1, Class XC, IO, 0.437%, 12/10/49	18,108,607	41,878

GMAC Commercial Mortgage Securities, Inc. Trust
144A FRB Ser. 05-C1, Class X1, IO, 0.783%,
5/10/43	1,935,463	5,347

GS Mortgage Securities Corp. II FRB Ser. 13-GC10,
Class XA, IO, 1.731%, 2/10/46	7,272,655	478,832

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557%, 2/10/46	365,000	350,911
FRB Ser. 13-GC10, Class E, 4.557%, 2/10/46	538,000	422,760

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.109%, 1/10/47	719,000	746,905
FRB Ser. 13-GC12, Class XA, IO, 1.687%, 6/10/46	4,487,004	281,335
FRB Ser. 14-GC18, Class XA, IO, 1.291%, 1/10/47	6,708,655	342,396
FRB Ser. 14-GC22, Class XA, IO, 1.19%, 6/10/47	19,318,201	979,665
FRB Ser. 14-GC24, Class XA, IO, 0.982%, 9/10/47	5,076,465	219,735

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.841%, 1/10/45	139,000	134,774
FRB Ser. 11-GC3, Class D, 5.82%, 3/10/44	421,000	427,119
FRB Ser. 14-GC18, Class D, 5.109%, 1/10/47	281,000	239,454
FRB Ser. 13-GC12, Class D, 4.584%, 6/10/46	356,000	316,591

MORTGAGE-BACKED
SECURITIES (46.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust 144A
FRB Ser. 11-GC5, Class XA, IO, 1.523%, 8/10/44	$6,060,289	$278,773
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38	237,629	2

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.721%, 8/15/46	301,000	302,998
FRB Ser. 14-C25, Class XA, IO, 1.137%, 11/15/47	3,955,807	198,582
FRB Ser. 13-C17, Class XA, IO, 1.101%, 1/15/47	7,500,858	311,661
FRB Ser. 14-C22, Class XA, IO, 1.087%, 9/15/47	11,763,888	591,437

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.721%, 8/15/46	399,000	329,973
FRB Ser. C14, Class D, 4.721%, 8/15/46	828,000	728,080
FRB Ser. 14-C26, Class D, 4.069%, 1/15/48	800,000	670,598
Ser. 14-C25, Class E, 3.332%, 11/15/47	517,000	315,990

JPMorgan Chase Commercial Mortgage
Securities Corp. FRB Ser. 12-LC9, Class XA, IO,
1.856%, 12/15/47	6,209,180	396,394

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A FRB Ser. 12-LC9, Class D,
4.535%, 12/15/47	127,000	128,956

JPMorgan Chase Commercial Mortgage
Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.433%, 2/12/51	75,000	76,763
Ser. 06-LDP8, Class B, 5.52%, 5/15/45	137,719	140,257
FRB Ser. 13-LC11, Class XA, IO, 1.563%, 4/15/46	5,490,303	314,265
FRB Ser. 13-C16, Class XA, IO, 1.282%, 12/15/46	6,675,554	287,798
FRB Ser. 06-LDP8, Class X, IO, 0.534%, 5/15/45	1,793,972	20
FRB Ser. 07-LDPX, Class X, IO, 0.315%, 1/15/49	3,572,108	39,303

JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class B, 6.533%, 2/12/51	157,000	157,314
FRB Ser. 07-CB20, Class C, 6.533%, 2/12/51	269,000	263,620
FRB Ser. 10-C1, Class D, 6.401%, 6/15/43	731,000	428,549
FRB Ser. 11-C3, Class E, 5.801%, 2/15/46	488,000	485,316
FRB Ser. 11-C3, Class F, 5.801%, 2/15/46	635,000	612,775
FRB Ser. 12-C6, Class E, 5.299%, 5/15/45	588,000	529,612
FRB Ser. 13-C16, Class D, 5.14%, 12/15/46	300,000	282,188
FRB Ser. 12-C8, Class D, 4.807%, 10/15/45	413,000	405,442
FRB Ser. 12-C8, Class E, 4.807%, 10/15/45	428,000	400,028
Ser. 13-C10, Class E, 3.50%, 12/15/47	491,000	365,500
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46	498,000	346,459
FRB Ser. 05-CB12, Class X1, IO, 0.433%, 9/12/37	1,295,015	3,124
FRB Ser. 06-LDP6, Class X1, IO, 0.011%, 4/15/43	953,024	—

LB Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41%, 6/15/31	81,085	82,702

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482%,
9/15/39 (In default) †	571,000	48,821
FRB Ser. 06-C6, Class B, 5.472%,
9/15/39 (In default) †	687,000	61,830
FRB Ser. 07-C2, Class XW, IO, 0.458%, 2/15/40	276,914	22

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.481%, 11/15/40	1,894,121	11,635
FRB Ser. 07-C2, Class XCL, IO, 0.458%, 2/15/40	5,999,749	479
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40	932,875	55

LSTAR Commercial Mortgage Trust 144A FRB
Ser. 15-3, Class C, 3.345%, 4/20/48	435,000	367,097

Merrill Lynch Mortgage Trust FRB Ser. 08-C1,
Class AJ, 6.542%, 2/12/51	207,000	209,691

6	Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (46.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.68%, 8/12/39	$446,830	$1,643
FRB Ser. 05-MCP1, Class XC, IO, 0.005%, 6/12/43 734,277		3

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37	25,126	1,143
FRB Ser. 05-C3, Class X, IO, 7.156%, 5/15/44	35,110	1,633
FRB Ser. 06-C4, Class X, IO, 3.371%, 7/15/45	258,078	3,561

ML-CFC Commercial Mortgage Trust 144A FRB
Ser. 06-4, Class XC, IO, 0.857%, 12/12/49	2,778,128	15,280

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.625%, 2/15/46	8,696,610	502,664
FRB Ser. 14-C17, Class XA, IO, 1.401%, 8/15/47	4,988,009	258,778
FRB Ser. 13-C12, Class XA, IO, 1.06%, 10/15/46	9,698,560	299,686

Morgan Stanley Bank of America Merrill Lynch
Trust 144A
FRB Ser. 12-C6, Class F, 4.775%, 11/15/45	508,000	403,301
Ser. 14-C17, Class D, 4.697%, 8/15/47	778,000	651,839
FRB Ser. 13-C11, Class D, 4.515%, 8/15/46	562,000	481,690
FRB Ser. 13-C10, Class E, 4.219%, 7/15/46	893,000	741,994
Ser. 14-C17, Class E, 3.50%, 8/15/47	474,000	303,739
Ser. 15-C24, Class D, 3.257%, 5/15/48	575,000	412,097
FRB Ser. 13-C13, Class XB, IO, 0.152%,
11/15/46	55,988,000	453,335

Morgan Stanley Capital I Trust Ser. 07-HQ11,
Class AJ, 5.508%, 2/12/44	329,774	328,290

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.503%, 1/11/43	320,000	305,120
FRB Ser. 11-C3, Class E, 5.327%, 7/15/49	82,000	81,899
FRB Ser. 12-C4, Class XA, IO, 2.28%, 3/15/45	4,409,850	347,547

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38	880,559	66,042

UBS Commercial Mortgage Trust 144A FRB
Ser. 12-C1, Class XA, IO, 2.271%, 5/10/45	4,037,244	328,441

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class E, 5.055%, 5/10/63	816,000	674,049
Ser. 12-C2, Class F, 5.00%, 5/10/63	629,000	412,939
FRB Ser. 12-C2, Class XA, IO, 1.543%, 5/10/63	11,337,991	611,824
FRB Ser. 13-C6, Class XA, IO, 1.393%, 4/10/46	6,021,468	309,022

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.308%, 6/15/45	410,000	264,450
FRB Ser. 06-C29, IO, 0.494%, 11/15/48	3,101,411	124
FRB Ser. 07-C34, IO, 0.461%, 5/15/46	3,871,734	2,323

Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 06-C26, Class XC, IO, 0.066%, 6/15/45	4,212,834	843

Wells Fargo Commercial Mortgage Trust FRB
Ser. 14-LC16, Class XA, IO, 1.548%, 8/15/50	10,165,981	586,577

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class D, 4.934%, 10/15/45	1,057,000	992,364
Ser. 12-LC5, Class E, 4.777%, 10/15/45	242,000	194,520
Ser. 14-LC18, Class D, 3.957%, 12/15/47	682,000	556,694
Ser. 14-LC16, Class D, 3.938%, 8/15/50	345,000	274,251

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C17, Class C, 5.294%, 12/15/46	600,000	641,514
FRB Ser. 14-C24, Class XA, IO, 1.107%, 11/15/47	7,409,647	378,876
FRB Ser. 14-C22, Class XA, IO, 1.072%, 9/15/57	18,254,773	842,093
FRB Ser. 13-C14, Class XA, IO, 0.945%, 6/15/46	18,657,162	651,508

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.788%, 2/15/44	599,000	607,087
Ser. 11-C4, Class E, 5.265%, 6/15/44	394,000	378,279
FRB Ser. 14-C19, Class E, 5.135%, 3/15/47	858,000	623,251

MORTGAGE-BACKED
SECURITIES (46.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44	$402,000	$329,680
FRB Ser. 12-C7, Class D, 4.985%, 6/15/45	231,000	220,714
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46	843,000	731,240
FRB Ser. 12-C10, Class D, 4.594%, 12/15/45	1,274,000	1,109,176
Ser. 12-C7, Class F, 4.50%, 6/15/45	645,000	472,592
Ser. 14-C19, Class D, 4.234%, 3/15/47	257,000	219,400
Ser. 13-C12, Class E, 3.50%, 3/15/48	662,000	487,166
FRB Ser. 12-C9, Class XA, IO, 2.233%, 11/15/45	5,230,166	402,880
FRB Ser. 11-C5, Class XA, IO, 1.928%, 11/15/44	4,471,158	269,387
FRB Ser. 12-C10, Class XA, IO, 1.794%, 12/15/45	7,374,962	488,591
FRB Ser. 13-C12, Class XA, IO, 1.512%, 3/15/48	3,823,449	193,341
FRB Ser. 13-C11, Class XA, IO, 1.49%, 3/15/45	7,493,094	360,900
FRB Ser. 12-C9, Class XB, IO, 0.864%, 11/15/45	8,807,000	295,950

		48,015,838
Residential mortgage-backed securities (non-agency) (8.8%)
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2,
1.762%, 1/26/46	1,300,000	1,205,100

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA1, Class M3, 7.566%, 9/25/28	895,080	1,096,497
FRB Ser. 16-DNA3, Class M3, 6.216%, 12/25/28	710,000	812,563
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA2, Class M3, 5.866%, 10/25/28	1,440,000	1,610,790
Structured Agency Credit Risk Debt FRN
Ser. 13-DN2, Class M2, 5.466%, 11/25/23	320,000	356,083
Structured Agency Credit Risk Debt FRN
Ser. 14-DN2, Class M3, 4.816%, 4/25/24	310,000	344,255

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 2M2, 8.166%, 8/25/28	1,200,000	1,439,683
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1M2, 7.216%, 9/25/28	1,439,000	1,681,593
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, 7.116%, 10/25/28	1,729,690	2,014,324
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1M2, 6.516%, 10/25/28	2,192,000	2,537,640
Connecticut Avenue Securities FRB Ser. 16-C06,
Class 1M2, 5.466%, 4/25/29	100,000	110,144
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 2M2, 5.216%, 5/25/25	335,697	357,828
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1M2, 4.766%, 7/25/29	1,115,000	1,176,877
Connecticut Avenue Securities FRB Ser. 14-C02,
Class 1M2, 3.816%, 5/25/24	480,000	506,069

FIRSTPLUS Home Loan Owner Trust Ser. 97-3,
Class B1, 7.79%, 11/10/23 (In default) †	77,731	8

Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 0.598%, 8/26/47	180,000	148,500

NovaStar Mortgage Funding Trust FRB Ser. 04-2,
Class M4, 3.016%, 9/25/34	600,000	594,174

Structured Asset Securities Corp. Mortgage Loan
Trust FRB Ser. 06-AM1, Class A4, 1.376%, 4/25/36	500,785	492,312

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, 2.016%, 1/25/45	205,885	187,407
FRB Ser. 05-AR11, Class A1C3, 1.726%, 8/25/45	535,956	528,711
FRB Ser. 05-AR19, Class A1C3, 1.716%, 12/25/45	786,330	766,672
FRB Ser. 05-AR13, Class A1C4, 1.646%, 10/25/45 3,049,127		2,767,894
FRB Ser. 05-AR17, Class A1B2, 1.626%, 12/25/45 1,545,602		1,453,639

Wells Fargo Mortgage Backed Securities Trust FRB
Ser. 05-AR16, Class 6A4, 3.264%, 10/25/35	183,156	183,657

		22,372,420

Total mortgage-backed securities (cost $116,682,026)		$116,636,541

Putnam VT Income Fund	7

CORPORATE BONDS
AND NOTES (28.3%)*	Principal amount	Value

Basic materials (1.1%)
Agrium, Inc. sr. unsec. unsub. notes 5.25%,
1/15/45 (Canada)	$46,000	$52,222

Celanese US Holdings, LLC company
guaranty sr. unsec. notes 5.875%, 6/15/21
(Germany)	184,000	206,401

Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4.625%,
11/15/22 (Germany)	50,000	53,875

Cytec Industries, Inc. sr. unsec.
unsub. notes 3.50%, 4/1/23	50,000	50,365

Georgia-Pacific, LLC sr. unsec.
unsub. notes 7.75%, 11/15/29	70,000	97,039

Georgia-Pacific, LLC 144A company
guaranty sr. unsec. notes 5.40%, 11/1/20	110,000	120,337

Glencore Finance Canada, Ltd. 144A company
guaranty sr. unsec. unsub. notes 6.00%, 11/15/41
(Canada)	13,000	14,560

Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	40,000	41,816

Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	148,000	148,058

INVISTA Finance, LLC 144A company
guaranty sr. notes 4.25%, 10/15/19	109,000	112,292

Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.45%, 6/1/27	705,000	709,657

Westlake Chemical Corp. company
guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	530,000	526,024

WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.20%, 1/15/30	230,000	323,798

WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95%, 2/15/31	39,000	54,386

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%,
3/15/32 R	244,000	335,962

		2,846,792
Capital goods (0.9%)
Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	135,000	143,491

L3 Technologies, Inc. company guaranty sr. unsec.
bonds 3.85%, 12/15/26	35,000	36,080

Legrand France SA sr. unsec. unsub. notes 8.50%,
2/15/25 (France)	308,000	398,785

Medtronic, Inc. company guaranty sr. unsec.
sub. notes 4.375%, 3/15/35	61,000	66,628

Medtronic, Inc. company guaranty sr. unsec.
sub. notes 3.50%, 3/15/25	65,000	67,617

Northrop Grumman Systems Corp. company
guaranty sr. unsec. unsub. notes 7.875%, 3/1/26	55,000	72,988

Republic Services, Inc. company
guaranty sr. unsec. unsub. notes 3.80%, 5/15/18	110,000	111,962

Rockwell Collins, Inc. sr. unsec. bonds 4.35%,
4/15/47	1,199,000	1,253,936

ZF North America Capital, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.50%, 4/29/22	150,000	157,500

		2,308,987
Communication services (2.6%)
American Tower Corp. sr. unsec. notes 4.00%,
6/1/25 R	235,000	243,413

American Tower Corp. sr. unsec.
unsub. bonds 3.55%, 7/15/27 R	275,000	272,685

American Tower Corp. sr. unsec.
unsub. bonds 3.375%, 10/15/26 R	25,000	24,460

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	235,000	230,442

CORPORATE BONDS
AND NOTES (28.3%)* cont.	Principal amount	Value

Communication services cont.
AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25	$235,000	$231,026

CC Holdings GS V, LLC/Crown Castle GS III Corp.
company guaranty sr. notes 3.849%, 4/15/23	79,000	83,051

Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 6.484%, 10/23/45	312,000	374,466

Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. notes 4.908%, 7/23/25	83,000	89,666

Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. 144A
company guaranty sr. bonds 5.375%, 5/1/47	864,000	914,064

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	180,000	237,813

Comcast Corp. company guaranty sr. unsec.
unsub. notes 3.15%, 3/1/26	380,000	381,965

Crown Castle International Corp. sr. unsec.
notes 5.25%, 1/15/23 R	50,000	55,542

Crown Castle International Corp. sr. unsec.
notes 4.875%, 4/15/22 R	43,000	46,984

Crown Castle International Corp. sr. unsec.
notes 4.75%, 5/15/47 R	110,000	111,939

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883%, 8/15/20	583,000	622,130

NBCUniversal Media, LLC company
guaranty sr. unsec. unsub. notes 6.40%, 4/30/40	218,000	292,553

Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 3/15/43
(Canada)	95,000	98,848

Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III, LL 144A
company guaranty sr. notes 3.36%, 9/20/21	480,000	484,200

Telecom Italia SpA 144A sr. unsec. notes 5.303%,
5/30/24 (Italy)	250,000	268,125

Telefonica Emisiones SAU company
guaranty sr. unsec. unsub. notes 7.045%, 6/20/36
(Spain)	75,000	98,603

Verizon Communications, Inc. sr. unsec.
unsub. notes 5.90%, 2/15/54 (units)	7,405	198,972

Verizon Communications, Inc. sr. unsec.
unsub. notes 4.522%, 9/15/48	169,000	159,890

Verizon Communications, Inc. sr. unsec.
unsub. notes 4.40%, 11/1/34	85,000	84,223

Verizon Communications, Inc. sr. unsec.
unsub. notes 4.125%, 3/16/27	120,000	123,933

Verizon Communications, Inc. sr. unsec.
unsub. notes 2.625%, 8/15/26	300,000	275,939

Videotron, Ltd./Videotron, Ltee. 144A
sr. unsec. bonds 5.125%, 4/15/27 (Canada)	465,000	477,788

		6,482,720
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRB Ser. D,
5.00%, perpetual maturity	207,000	219,420

		219,420
Consumer cyclicals (3.3%)
21st Century Fox America, Inc. company
guaranty sr. unsec. notes 7.85%, 3/1/39	194,000	279,695

21st Century Fox America, Inc. company
guaranty sr. unsec. notes 7.75%, 1/20/24	221,000	273,844

21st Century Fox America, Inc. company
guaranty sr. unsec. unsub. notes 7.75%, 12/1/45	227,000	328,953

8	Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (28.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Autonation, Inc. company guaranty sr. unsec.
notes 4.50%, 10/1/25	$30,000	$31,303

Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 2/1/20	199,000	213,489

CBS Corp. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27	112,000	106,079

CBS Corp. company guaranty sr. unsec.
unsub. notes 4.60%, 1/15/45	820,000	841,196

CBS Corp. company guaranty sr. unsec.
unsub. notes 3.50%, 1/15/25	142,000	143,908

D.R. Horton, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 8/15/23	120,000	136,200

Dollar General Corp. sr. unsec. sub. notes 3.25%,
4/15/23	135,000	137,503

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95%, 8/15/20	155,000	169,383

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.00%, 2/15/26	25,000	27,373

Ford Motor Co. sr. unsec. unsub. notes 4.346%,
12/8/26	505,000	519,867

General Motors Co. sr. unsec. notes 4.875%,
10/2/23	130,000	139,318

General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	330,000	328,090

General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 3.00%, 9/25/17	43,000	43,120

General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	37,738

Grupo Televisa SAB sr. unsec.
unsub. bonds 6.625%, 1/15/40 (Mexico)	280,000	323,519

Hilton Domestic Operating Co., Inc. 144A
sr. unsec. sub. notes 4.25%, 9/1/24	50,000	50,688

Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. 144A sr. unsec. bonds 4.875%,
4/1/27	455,000	476,044

Historic TW, Inc. company guaranty sr. unsec.
unsub. bonds 9.15%, 2/1/23	325,000	416,883

Host Hotels & Resorts LP sr. unsec.
unsub. notes 6.00%, 10/1/21 R	78,000	86,992

Host Hotels & Resorts LP sr. unsec.
unsub. notes 5.25%, 3/15/22 R	37,000	40,237

Hyatt Hotels Corp. sr. unsec.
unsub. notes 3.375%, 7/15/23	102,000	103,652

IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	80,000	85,900

L Brands, Inc. company guaranty sr. unsec.
sub. notes 5.625%, 2/15/22	125,000	133,750

Lear Corp. company guaranty sr. unsec.
unsub. notes 5.375%, 3/15/24	85,000	90,286

Moody’s Corp. 144A sr. unsec. bonds 3.25%, 1/15/28	385,000	379,084

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	90,000	93,471

O’Reilly Automotive, Inc. company
guaranty sr. unsec. notes 3.85%, 6/15/23	103,000	107,284

O’Reilly Automotive, Inc. company
guaranty sr. unsec. sub. notes 3.55%, 3/15/26	95,000	95,651

Omnicom Group, Inc. company guaranty sr. unsec.
unsub. notes 3.60%, 4/15/26	130,000	130,800

Owens Corning company guaranty sr. unsec.
sub. notes 9.00%, 6/15/19	114,000	127,889

Priceline Group, Inc. (The) sr. unsec.
notes 3.65%, 3/15/25	56,000	57,465

CORPORATE BONDS
AND NOTES (28.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
QVC, Inc. company guaranty sr. notes
4.85%, 4/1/24	$199,000	$203,364

S&P Global, Inc. company guaranty
sr. unsec. unsub. notes 4.40%, 2/15/26	145,000	155,880

Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	755,000	759,719

Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	115,000	117,300

Time Warner, Inc. company guaranty sr. unsec.
unsub. bonds 3.80%, 2/15/27	100,000	100,676

Time Warner, Inc. company guaranty sr. unsec.
unsub. bonds 2.95%, 7/15/26	85,000	80,189

Vulcan Materials Co. sr. unsec.
unsub. notes 4.50%, 4/1/25	40,000	42,711

Wyndham Worldwide Corp. sr. unsec.
unsub. bonds 4.50%, 4/1/27	390,000	402,048

		8,418,541
Consumer staples (1.8%)
Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/31/24	120,000	127,815

Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	330,000	372,452

Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26	65,000	66,968

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	200,000	225,759

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 8.20%, 1/15/39	275,000	426,078

Bacardi, Ltd. 144A unsec. notes 4.50%, 1/15/21
(Bermuda)	345,000	364,855

Constellation Brands, Inc. company
guaranty sr. unsec. notes 3.875%, 11/15/19	20,000	20,775

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26	30,000	30,532

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	80,000	87,687

CVS Health Corp. sr. unsec. unsub. notes 5.125%,
7/20/45	75,000	85,980

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	27,109	30,520

CVS Pass-Through Trust 144A sr. mtge.
notes 7.507%, 1/10/32	656,415	810,974

CVS Pass-Through Trust 144A sr. mtge.
notes 4.704%, 1/10/36	122,016	130,663

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	39,428

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7.00%, 10/15/37	96,000	124,618

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5.625%, 3/15/42	261,000	296,406

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 3.85%, 11/15/24	111,000	114,252

Grupo Bimbo SAB de CV 144A company
guaranty sr. unsec. unsub. notes 4.875%, 6/27/44
(Mexico)	200,000	199,868

Kraft Heinz Co. (The) company guaranty sr. unsec.
bonds 4.375%, 6/1/46	45,000	44,070

Kraft Heinz Co. (The) company guaranty sr. unsec.
notes Ser. 144A, 6.875%, 1/26/39	30,000	38,585

Kraft Heinz Co. (The) company guaranty sr. unsec.
unsub. notes 6.50%, 2/9/40	211,000	261,443

Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	133,676

Putnam VT Income Fund	9

CORPORATE BONDS
AND NOTES (28.3%)* cont.	Principal amount	Value

Consumer staples cont.
Newell Brands, Inc. sr. unsec.
unsub. notes 4.20%, 4/1/26	$190,000	$201,740

Tyson Foods, Inc. company guaranty sr. unsec.
bonds 4.875%, 8/15/34	17,000	18,600

Tyson Foods, Inc. company guaranty sr. unsec.
unsub. bonds 5.15%, 8/15/44	23,000	25,956

Walgreens Boots Alliance, Inc. sr. unsec.
bonds 3.45%, 6/1/26	20,000	19,958

Walgreens Boots Alliance, Inc. sr. unsec.
unsub. notes 3.30%, 11/18/21	205,000	211,154

		4,510,812
Energy (2.5%)
Anadarko Petroleum Corp. sr. unsec. notes 7.20%,
3/15/29	91,000	109,248

BP Capital Markets PLC company
guaranty sr. unsec. bonds 3.119%, 5/4/26
(United Kingdom)	304,000	300,223

Canadian Natural Resources, Ltd. sr. unsec.
unsub. bonds 3.85%, 6/1/27 (Canada)	325,000	323,352

Cenovus Energy, Inc. sr. unsec. bonds 6.75%,
11/15/39 (Canada)	455,000	478,319

Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%,
4/15/27 (Canada)	355,000	338,183

Cheniere Corpus Christi Holdings, LLC 144A
company guaranty sr. bonds 5.125%, 6/30/27	375,000	384,375

Concho Resources, Inc. company
guaranty sr. unsec. notes 4.375%, 1/15/25	355,000	362,100

DCP Midstream Operating LP company
guaranty sr. unsec. notes 3.875%, 3/15/23	84,000	81,060

DCP Midstream Operating LP company
guaranty sr. unsec. notes 2.70%, 4/1/19	100,000	99,125

Devon Energy Corp. sr. unsec. unsub. notes 3.25%,
5/15/22	233,000	231,565

EQT Midstream Partners LP company
guaranty sr. unsec. sub. notes 4.00%, 8/1/24	100,000	101,476

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	100,000	115,106

Motiva Enterprises, LLC 144A sr. unsec.
notes 6.85%, 1/15/40	105,000	126,781

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27	430,000	431,464

Nabors Industries, Inc. company
guaranty sr. unsec. unsub. notes 4.625%, 9/15/21	420,000	398,916

Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 6.05%, 3/1/41	215,000	126,581

Pride International, LLC company
guaranty sr. unsec. unsub. notes 7.875%, 8/15/40	130,000	109,525

Sabine Pass Liquefaction, LLC sr. notes 5.00%,
3/15/27	244,000	259,731

Sabine Pass Liquefaction, LLC 144A
sr. bonds 4.20%, 3/15/28	225,000	227,320

Spectra Energy Partners LP sr. unsec.
notes 3.375%, 10/15/26	145,000	141,732

Statoil ASA company guaranty sr. unsec.
notes 5.10%, 8/17/40 (Norway)	151,000	174,063

Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	345,000	354,660

Valero Energy Partners LP sr. unsec.
unsub. notes 4.375%, 12/15/26	259,000	264,746

Williams Partners LP sr. unsec. sub. notes 4.30%,
3/4/24	419,000	436,169

Williams Partners LP/ACMP Finance Corp.
sr. unsec. sub. notes 4.875%, 3/15/24	471,000	493,570

		6,469,390

CORPORATE BONDS
AND NOTES (28.3%)* cont.	Principal amount	Value

Financials (10.5%)
Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40	$44,000	$58,149

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22	105,000	109,571

Air Lease Corp. sr. unsec. unsub. notes 3.375%,
6/1/21	140,000	143,716

Ally Financial, Inc. sub. unsec. notes 5.75%,
11/20/25	150,000	157,875

American Express Co. jr. unsec. sub. FRN Ser. C,
4.90%, perpetual maturity	265,000	270,300

American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	706,000	953,100

Aon PLC company guaranty sr. unsec.
unsub. notes 4.25%, 12/12/42	580,000	569,918

Assurant, Inc. sr. unsec. notes 6.75%, 2/15/34	34,000	41,436

Australia & New Zealand Banking Group,
Ltd./United Kingdom 144A jr. unsec. sub. FRB
6.75%, perpetual maturity (United Kingdom)	200,000	220,997

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual
maturity (France)	140,000	143,937

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual
maturity (France)	279,000	314,224

Banco del Estado de Chile 144A sr. unsec.
notes 2.00%, 11/9/17 (Chile)	150,000	150,044

Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	245,000	265,825

Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	140,000	155,670

Bank of America Corp. unsec. sub. FRN 2.006%,
9/15/26	100,000	92,882

Bank of America Corp. unsec. sub. notes 6.11%,
1/29/37	300,000	365,891

Barclays PLC unsec. sub. bonds 4.836%, 5/9/28
(United Kingdom)	780,000	797,386

Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	386,000	416,202

BGC Partners, Inc. sr. unsec. notes 5.125%,
5/27/21	45,000	47,424

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25
(France)	1,100,000	1,130,701

Cantor Fitzgerald LP 144A unsec. notes 6.50%,
6/17/22	210,000	235,077

Capital One Financial Corp. unsec.
sub. notes 4.20%, 10/29/25	225,000	226,877

CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	22,000	23,957

CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 4.875%, 3/1/26	163,000	173,538

CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23	100,000	107,750

Citigroup, Inc. jr. unsec. sub. FRB Ser. B,
5.90%, perpetual maturity	56,000	59,934

Citigroup, Inc. jr. unsec. sub. FRB Ser. P,
5.95%, perpetual maturity	244,000	261,453

Citigroup, Inc. jr. unsec. sub. FRN 5.875%,
perpetual maturity	33,000	34,568

Citigroup, Inc. jr. unsec. sub. FRN Ser. T,
6.25%, perpetual maturity	915,000	1,015,078

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	310,000	325,406

CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	70,000	74,130

Commerzbank AG 144A unsec. sub. notes 8.125%,
9/19/23 (Germany)	400,000	482,579

10	Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (28.3%)* cont.	Principal amount	Value

Financials cont.
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands company guaranty unsec.
sub. notes 4.625%, 12/1/23 (Netherlands)	$250,000	$269,894

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN
11.00%, perpetual maturity (Netherlands)	175,000	203,263

Credit Agricole SA 144A unsec. sub. notes 4.375%,
3/17/25 (France)	200,000	206,902

Credit Suisse Group AG 144A jr. unsec. sub. FRN
6.25%, perpetual maturity (Switzerland)	225,000	238,781

Credit Suisse Group AG 144A sr. unsec.
bonds 4.282%, 1/9/28 (Switzerland)	250,000	258,420

Duke Realty LP company guaranty sr. unsec.
unsub. notes 3.875%, 2/15/21 R	45,000	46,779

Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 8/13/24	25,000	25,992

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	158,000	160,765

Five Corners Funding Trust 144A sr. unsec.
bonds 4.419%, 11/15/23	235,000	252,077

GE Capital International Funding Co.
Unlimited Co. company guaranty sr. unsec.
bonds 4.418%, 11/15/35 (Ireland)	445,000	484,333

Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 3.85%, 1/26/27	745,000	757,894

Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6.75%, 10/1/37	437,000	567,305

Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. FRB 8.125%, 6/15/38	210,000	221,550

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 6.625%, 3/30/40	168,000	226,947

Healthcare Realty Trust, Inc. sr. unsec.
unsub. notes 3.875%, 5/1/25 R	105,000	105,838

Hospitality Properties Trust sr. unsec.
unsub. notes 4.50%, 3/15/25 R	161,000	165,242

HSBC Capital Funding LP 144A company guaranty jr.
unsec. sub. FRB 10.176%, perpetual maturity
(Jersey)	121,000	190,348

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23
(Netherlands)	520,000	586,966

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z,
5.30%, perpetual maturity	258,000	268,643

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%,
perpetual maturity	156,000	162,162

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN,
2.295%, 8/15/21	335,000	333,051

KKR Group Finance Co., LLC 144A company
guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	45,000	50,561

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. FRN 4.151%, 3/15/37	220,000	214,500

Liberty Mutual Insurance Co. 144A unsec.
sub. notes 7.697%, 10/15/97	300,000	422,984

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
6.657%, perpetual maturity (United Kingdom)	925,000	1,048,719

Massachusetts Mutual Life Insurance Co. 144A
unsec. sub. notes 8.875%, 6/1/39	705,000	1,155,165

MetLife Capital Trust IV 144A jr. unsec.
sub. notes 7.875%, 12/15/37	920,000	1,242,092

MetLife, Inc. jr. unsec. sub. notes 6.40%,
12/15/36	85,000	98,175

Mid-America Apartments LP sr. unsec. notes 4.30%,
10/15/23 R	170,000	179,870

CORPORATE BONDS
AND NOTES (28.3%)* cont.	Principal amount	Value

Financials cont.
Mitsubishi UFJ Financial Group, Inc. sr. unsec.
unsub. notes 3.85%, 3/1/26 (Japan)	$200,000	$208,880

Nationwide Mutual Insurance Co. 144A unsec.
sub. notes 8.25%, 12/1/31	205,000	293,269

Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4.875%,
4/15/45	75,000	72,844

OneAmerica Financial Partners, Inc. 144A
sr. unsec. notes 7.00%, 10/15/33	515,000	656,101

Peachtree Corners Funding Trust 144A company
guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	100,000	101,479

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22	42,000	45,245

Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	149,000	163,714

Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	212,000	224,720

Prudential Financial, Inc. sr. unsec.
notes 6.625%, 6/21/40	142,000	191,878

Realty Income Corp. sr. unsec. notes 4.65%,
8/1/23 R	40,000	43,088

Royal Bank of Canada unsec. sub. notes Ser. GMTN,
4.65%, 1/27/26 (Canada)	140,000	150,051

Royal Bank of Scotland Group PLC sr. unsec.
unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	204,222

Santander Issuances SAU company guaranty unsec.
sub. notes 5.179%, 11/19/25 (Spain)	200,000	214,062

Santander UK PLC 144A unsec. sub. notes 5.00%,
11/7/23 (United Kingdom)	50,000	53,440

Select Income REIT sr. unsec. unsub. notes 3.60%,
2/1/20 R	40,000	40,536

Select Income REIT sr. unsec. unsub. notes 2.85%,
2/1/18 R	40,000	40,166

SL Green Realty Corp company guaranty sr. unsec.
unsub. notes 5.00%, 8/15/18 R	163,000	167,124

Sumitomo Mitsui Financial Group, Inc. 144A unsec.
sub. bonds 4.436%, 4/2/24 (Japan)	410,000	434,274

Teachers Insurance & Annuity Association
of America 144A unsec. sub. notes 6.85%,
12/16/39	231,000	316,309

TIERS Trust/United States 144A
sr. bonds stepped-coupon zero % (8.125%,
9/15/17), 3/15/46 ††	200,000	232,000

Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	180,000	178,592

Travelers Property Casualty Corp. company
guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26	236,000	315,797

UBS Group AG jr. unsec. sub. FRN 6.875%,
perpetual maturity (Switzerland)	247,000	266,281

UBS Group Funding Jersey, Ltd. 144A company
guaranty sr. unsec. notes 4.125%, 4/15/26
(Switzerland)	287,000	298,855

VEREIT Operating Partnership LP company
guaranty sr. unsec. notes 4.60%, 2/6/24 R	330,000	344,665

VEREIT Operating Partnership LP company
guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26 R	20,000	21,100

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	115,000	127,506

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT,
6.60%, 1/15/38	860,000	1,172,625

Putnam VT Income Fund	11

CORPORATE BONDS
AND NOTES (28.3%)* cont.	Principal amount	Value

Financials cont.
Willis Towers Watson PLC company
guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	$145,000	$159,966

WP Carey, Inc. sr. unsec. unsub. notes 4.60%,
4/1/24 R	249,000	257,406

		26,567,008
Health care (1.3%)
AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	60,000	61,204

Allergan Funding SCS company guaranty sr. unsec.
notes 4.75%, 3/15/45 (Luxembourg)	26,000	28,066

Allergan Funding SCS company guaranty sr. unsec.
notes 3.45%, 3/15/22 (Luxembourg)	37,000	38,140

Anthem, Inc. sr. unsec. unsub. notes 4.625%,
5/15/42	172,000	185,688

Becton Dickinson and Co. sr. unsec.
unsub. bonds 4.669%, 6/6/47	826,000	858,690

Becton Dickinson and Co. sr. unsec.
unsub. bonds 3.70%, 6/6/27	708,000	710,238

HCA, Inc. company guaranty sr. bonds 5.25%,
6/15/26	169,000	182,267

HCA, Inc. company guaranty sr. sub. bonds 5.50%,
6/15/47	235,000	243,225

HCA, Inc. company guaranty sr. sub. notes 5.00%,
3/15/24	95,000	100,581

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. bonds 5.25%, 1/15/26 R	15,000	15,975

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 4.50%, 4/1/27 R	95,000	95,238

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. unsub. notes 4.95%, 4/1/24 R	125,000	130,922

Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 3.20%,
9/23/26 (Ireland)	175,000	170,892

Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 2.875%,
9/23/23 (Ireland)	90,000	89,206

Teva Pharmaceutical Finance Netherlands III BV
company guaranty sr. unsec. unsub. bonds 3.15%,
10/1/26 (Netherlands)	264,000	250,715

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4.625%, 11/15/41	165,000	181,745

		3,342,792
Technology (0.9%)
Apple, Inc. sr. unsec. unsub. notes 4.375%,
5/13/45	199,000	215,151

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A
company guaranty sr. unsec. unsub. notes 3.875%,
1/15/27	253,000	259,806

Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes 7.125%,
6/15/24	369,000	405,625

Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. bonds 8.35%, 7/15/46	82,000	105,828

Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. notes 5.45%, 6/15/23	248,000	269,122

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%,
3/15/18	105,000	109,200

Microsoft Corp. sr. unsec. unsub. bonds 2.40%,
8/8/26	345,000	332,020

Oracle Corp. sr. unsec. unsub. notes 2.65%,
7/15/26	585,000	561,346

		2,258,098

CORPORATE BONDS
AND NOTES (28.3%)* cont.	Principal amount	Value

Transportation (0.4%)
Continental Airlines, Inc. Pass-Through Trust
pass-through certificates Ser. 97-4, Class A,
6.90%, 1/2/18	$7,698	$7,787

Norfolk Southern Corp. sr. unsec.
unsub. bonds 6.00%, 5/23/11	185,000	222,748

Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	447,000	439,253

Southwest Airlines Co. Pass Through Trust
pass-through certificates Ser. 07-1, Class A,
6.15%, 8/1/22	204,402	224,842

United AirLines, Inc. Pass-Through Trust
pass-through certificates Ser. 07-1, Class A,
6.636%, 7/2/22	145,072	157,222

		1,051,852
Utilities and power (2.9%)
Appalachian Power Co. sr. unsec.
unsub. notes Ser. L, 5.80%, 10/1/35	134,000	163,643

Berkshire Hathaway Energy Co. sr. unsec.
bonds 6.50%, 9/15/37	163,000	218,871

Berkshire Hathaway Energy Co. sr. unsec.
unsub. bonds 6.125%, 4/1/36	129,000	165,728

Boardwalk Pipelines LP company
guaranty sr. unsec. unsub. FRB 4.45%, 7/15/27	15,000	15,357

Commonwealth Edison Co. sr. mtge. bonds 5.875%,
2/1/33	172,000	210,011

Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.20%, 3/15/42	191,000	200,834

El Paso Natural Gas Co., LLC company
guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	358,000	459,702

Emera US Finance LP company guaranty sr. unsec.
notes 3.55%, 6/15/26	100,000	100,232

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	405,000	422,070

Enel Finance International SA 144A company
guaranty sr. unsec. unsub. notes 5.125%, 10/7/19
(Netherlands)	180,000	191,523

Energy Transfer Equity LP sr. sub. notes 5.875%,
1/15/24	20,000	21,200

Energy Transfer Partners LP sr. unsec.
unsub. bonds 6.125%, 12/15/45	175,000	189,417

Energy Transfer Partners LP sr. unsec.
unsub. bonds 4.20%, 4/15/27	255,000	254,922

Energy Transfer Partners LP sr. unsec.
unsub. notes 6.50%, 2/1/42	150,000	167,015

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.20%, 2/1/22	128,000	137,737

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B,
3.90%, 7/15/27	114,000	114,365

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C,
4.85%, 7/15/47	191,000	193,771

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%,
3/15/23	58,000	61,008

FirstEnergy Transmission, LLC 144A sr. unsec.
unsub. notes 5.45%, 7/15/44	245,000	279,852

Great Plains Energy, Inc. sr. unsec.
unsub. bonds 4.85%, 4/1/47	405,000	416,741

Iberdrola International BV company
guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36
(Spain)	157,000	204,343

Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	86,738

12	Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (28.3%)* cont.	Principal amount	Value

Utilities and power cont.
Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. notes 3.05%, 12/1/19	$85,000	$86,477

Oncor Electric Delivery Co., LLC sr. notes 7.00%,
9/1/22	161,000	193,813

Oncor Electric Delivery Co., LLC sr. notes 4.10%,
6/1/22	145,000	154,375

Pacific Gas & Electric Co. sr. unsec.
notes 6.35%, 2/15/38	136,000	181,010

Pacific Gas & Electric Co. sr. unsec.
unsub. notes 5.80%, 3/1/37	139,000	176,358

PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	180,000	238,987

PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	10,000	10,277

Puget Sound Energy, Inc. jr. unsec. sub. FRN
Ser. A, 6.974%, 6/1/67	610,000	586,363

Texas Gas Transmission, LLC 144A sr. unsec.
notes 4.50%, 2/1/21	337,000	351,367

Texas-New Mexico Power Co. 144A 1st
sr. bonds Ser. A, 9.50%, 4/1/19	396,000	444,765

WEC Energy Group jr. unsec. sub. FRN 3.294%,
5/15/67	754,000	729,491

		7,428,363

Total corporate bonds and notes (cost $67,196,548)		$71,904,775

PURCHASED SWAP OPTIONS OUTSTANDING (0.9%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.214)/3 month USD-LIBOR-BBA/
Aug-19	Aug-17/2.214	$32,720,500	$29,448

1.495/3 month USD-LIBOR-BBA/
Jul-18	Jul-17/1.495	39,264,600	15,313

(1.495)/3 month USD-LIBOR-BBA/
Jul-18	Jul-17/1.495	39,264,600	393

Citibank, N.A.
(2.124)/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.124	19,632,300	276,030

(2.518)/3 month USD-LIBOR-BBA/
May-49	May-19/2.518	2,879,400	263,206

2.25/3 month USD-LIBOR-BBA/
Sep-27	Sep-17/2.25	26,176,400	217,788

(2.506)/3 month USD-LIBOR-BBA/
Jul-47	Jul-17/2.506	10,628,000	162,396

(2.57)/3 month USD-LIBOR-BBA/
Nov-22	Nov-17/2.57	13,088,200	130,882

(1.975)/3 month USD-LIBOR-BBA/
Nov-22	Nov-17/1.975	13,088,200	120,542

(1.896)/3 month USD-LIBOR-BBA/
Dec-22	Dec-17/1.896	8,403,000	101,340

(2.488)/3 month USD-LIBOR-BBA/
Jul-47	Jul-17/2.488	5,314,000	93,898

2.57/3 month USD-LIBOR-BBA/
Nov-22	Nov-17/2.57	13,088,200	87,298

1.975/3 month USD-LIBOR-BBA/
Nov-22	Nov-17/1.975	13,088,200	83,634

1.6125/3 month USD-LIBOR-BBA/
Aug-18	Aug-17/1.6125	52,352,800	65,965

1.896/3 month USD-LIBOR-BBA/
Dec-22	Dec-17/1.896	8,403,000	42,855

PURCHASED SWAP OPTIONS OUTSTANDING (0.9%)* cont.
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Citibank, N.A. cont.
2.34/3 month USD-LIBOR-BBA/
Jul-47	Jul-17/2.34	$10,628,000	$14,029

2.326/3 month USD-LIBOR-BBA/
Jul-47	Jul-17/2.326	5,314,000	5,739

1.9275/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/1.9275	19,632,300	3,141

2.08475/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.08475	13,088,200	916

(2.491)/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.491	13,088,200	262

Credit Suisse International
2.3724/3 month USD-LIBOR-BBA/
Aug-27	Aug-17/2.3724	6,593,600	82,420

(2.325)/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.325	19,632,300	73,621

2.8472/3 month USD-LIBOR-BBA/
Aug-27	Aug-17/2.8472	6,593,600	57,562

2.06375/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.06375	51,149,700	26,598

1.446/3 month USD-LIBOR-BBA/
Jul-18	Jul-17/1.446	39,264,600	5,497

(2.7225)/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.7225	39,264,600	1,178

Goldman Sachs International
2.525/3 month USD-LIBOR-BBA/
Aug-37	Aug-17/2.525	6,544,100	101,368

(1.83)/3 month USD-LIBOR-BBA/
Sep-22	Sep-17/1.83	7,958,000	75,840

1.884/3 month USD-LIBOR-BBA/
Jul-18	Jul-17/1.884	39,264,600	42,798

(2.234)/3 month USD-LIBOR-BBA/
Aug-19	Aug-17/2.234	32,720,500	25,849

1.83/3 month USD-LIBOR-BBA/
Sep-22	Sep-17/1.83	7,958,000	16,473

1.44/3 month USD-LIBOR-BBA/
Jul-18	Jul-17/1.44	39,264,600	4,712

JPMorgan Chase Bank N.A.
(2.81025)/3 month USD-LIBOR-BBA/
Oct-27	Oct-17/2.81025	26,176,400	39,788

1.999/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/1.999	13,088,200	1,440

Total purchased swap options outstanding (cost $2,813,322) $2,270,219

ASSET-BACKED SECURITIES (0.7%)*	Principal amount	Value

Mortgage Repurchase Agreement Financing Trust
144A FRB Ser. 16-5, Class A, 2.287%, 6/10/19	$1,540,000	$1,540,000

Station Place Securitization Trust 144A FRB
Ser. 17-1, Class A, 2.116%, 2/25/49	307,667	307,667

Total asset-backed securities (cost $1,847,667)		$1,847,667

MUNICIPAL BONDS AND NOTES (0.5%)*	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%,
4/1/34	$350,000	$509,814

North TX, Tollway Auth. Rev. Bonds (Build America
Bonds), 6.718%, 1/1/49	285,000	415,977

OH State U. Rev. Bonds (Build America Bonds),
4.91%, 6/1/40	255,000	305,141

Total municipal bonds and notes (cost $892,141)		$1,230,932

Putnam VT Income Fund	13

		Principal amount/
SHORT-TERM INVESTMENTS (10.9%)*		shares	Value

Putnam Short Term Investment
Fund 1.07% L	Shares	21,817,337	$21,817,337

State Street Institutional U.S. Government
Money Market Fund, Premier Class 0.88% P	Shares	200,000	200,000

U.S. Treasury Bills 0.863%, 8/10/17 ∆ §		$1,539,000	1,537,584

U.S. Treasury Bills 0.863%, 8/3/17 §		269,000	268,803

U.S. Treasury Bills 0.852%, 7/20/17 §		367,000	366,865

U.S. Treasury Bills 0.771%, 7/13/17 # ∆ §		3,255,000	3,254,300

U.S. Treasury Bills 0.793%, 7/6/17 §		265,000	264,983

Total short-term investments (cost $27,709,658)			$27,709,872

Total investments (cost $368,042,505)			$371,860,121

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2017 through June 30, 2017 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $253,800,992.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $168,996,023 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS
OUTSTANDING	Number			Unrealized
at 6/30/17	of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

U.S. Treasury Bond
30 yr (Long)	121	$18,596,188	Sep-17	$133,994

U.S. Treasury Bond
30 yr (Short)	12	1,844,250	Sep-17	(13,336)

U.S. Treasury Bond
Ultra 30 yr (Long)	43	7,132,625	Sep-17	112,789

U.S. Treasury Note 2 yr
(Long)	31	6,699,391	Sep-17	(10,234)

U.S. Treasury Note 5 yr
(Long)	101	11,901,430	Sep-17	(29,873)

U.S. Treasury Note 10 yr
(Long)	13	1,631,906	Sep-17	(4,596)

U.S. Treasury Note 10 yr
(Short)	20	2,510,625	Sep-17	6,726

U.S. Treasury Note Ultra
10 yr (Long)	9	1,213,313	Sep-17	(1,635)

Total				$193,835

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/17 (premiums $3,622,443)
(Unaudited)
Counterparty
Fixed Obligation % to receive or
(pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
2.082/3 month USD-LIBOR-BBA/
Jul-20	Jul-17/2.082	$13,088,200	$13

(1.728)/3 month USD-LIBOR-BBA/
Jul-20	Jul-17/1.728	13,088,200	4,581

2.404/3 month USD-LIBOR-BBA/
Aug-19	Aug-17/2.404	65,441,000	13,743

2.18/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.18	13,088,200	118,579

Citibank, N.A.
(1.891)/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/1.891	13,088,200	131

(2.132)/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.132	6,544,100	8,115

(2.152)/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.152	13,088,200	20,548

2.291/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.291	13,088,200	31,150

2.4175/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.4175	19,632,300	33,964

(1.642)/3 month USD-LIBOR-BBA/
Dec-19	Dec-17/1.642	26,176,400	41,097

(2.0625)/3 month
USD-LIBOR-BBA/Aug-18	Aug-17/2.0625	52,352,800	57,065

1.642/3 month USD-LIBOR-BBA/
Dec-19	Dec-17/1.642	26,176,400	91,094

2.132/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.132	6,544,100	92,926

(2.257)/3 month USD-LIBOR-BBA/
Nov-27	Nov-17/2.257	13,088,200	164,780

14	Putnam VT Income Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/17 (premiums $3,622,443)
(Unaudited) cont.
Counterparty
Fixed Obligation % to receive or
(pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Citibank, N.A. cont.
2.152/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.152	$13,088,200	$166,351

2.257/3 month USD-LIBOR-BBA/
Nov-27	Nov-17/2.257	13,088,200	245,011

2.208/3 month USD-LIBOR-BBA/
May-24	May-19/2.208	13,088,200	271,318

2.204/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.204	39,264,600	320,399

Credit Suisse International
(1.8225)/3 month
USD-LIBOR-BBA/Jul-18	Jul-17/1.8225	39,264,600	3,141

(2.15375)/3 month
USD-LIBOR-BBA/Jul-27	Jul-17/2.15375	25,574,800	40,920

2.465/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/2.465	58,896,900	50,651

(2.5816)/3 month
USD-LIBOR-BBA/Aug-37	Aug-17/2.5816	6,593,600	136,949

Goldman Sachs International
(1.674)/3 month USD-LIBOR-BBA/
Jul-18	Jul-17/1.674	39,264,600	393

(1.9245)/3 month
USD-LIBOR-BBA/Jul-18	Jul-17/1.9245	39,264,600	1,963

(1.779)/3 month USD-LIBOR-BBA/
Jul-18	Jul-17/1.779	39,264,600	10,601

2.419/3 month USD-LIBOR-BBA/
Aug-19	Aug-17/2.419	65,441,000	12,434

(1.563)/3 month USD-LIBOR-BBA/
Sep-19	Sep-17/1.563	26,176,400	15,968

(2.805)/3 month USD-LIBOR-BBA/
Aug-27	Aug-17/2.805	6,544,100	46,267

(2.31)/3 month USD-LIBOR-BBA/
Aug-27	Aug-17/2.31	6,544,100	59,879

1.563/3 month USD-LIBOR-BBA/
Sep-19	Sep-17/1.563	26,176,400	67,535

JPMorgan Chase Bank N.A.
(1.799)/3 month USD-LIBOR-BBA/
Jul-27	Jul-17/1.799	26,176,400	26

2.534/3 month USD-LIBOR-BBA/
Oct-27	Oct-17/2.534	13,088,200	71,331

(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,404,000	190,020

Total			$2,388,943

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/17 (Unaudited)
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.
2.785/3 month
USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	$3,926,500	$(421,313)	$12,486

(2.203)/3 month
USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	6,544,100	(130,882)	11,518

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/17 (Unaudited) cont.
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A. cont.
(2.647)/3 month
USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	$6,544,100	$(255,874)	$10,078

2.5925/3 month
USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	3,926,500	(138,409)	(942)

2.647/3 month
USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	6,544,100	(255,874)	(12,303)

2.203/3 month
USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	6,544,100	(130,882)	(17,669)

(2.785)/3 month
USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	3,926,500	(421,313)	(21,635)

(2.5925)/3 month
USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	3,926,500	(138,409)	(56,385)

2.7175/3 month
USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	3,926,500	354,759	113,083

(2.413)/3 month
USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	6,544,100	251,621	30,888

(2.7175)/3 month
USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	3,926,500	354,759	22,695

2.413/3 month
USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	6,544,100	251,621	(20,418)

Barclays Bank PLC
(2.205)/3 month
USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	6,544,100	(130,882)	11,190

2.43/3 month
USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	3,926,500	(54,775)	6,086

2.205/3 month
USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	6,544,100	(130,882)	(17,407)

(2.43)/3 month
USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	3,926,500	(54,775)	(29,213)

Citibank, N.A.
(2.654)/3 month
USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	6,544,100	(255,874)	9,096

2.654/3 month
USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	6,544,100	(255,874)	(11,387)

(2.42)/3 month
USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	6,544,100	251,948	29,318

2.42/3 month
USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	6,544,100	250,639	(19,240)

Putnam VT Income Fund	15

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/17 (Unaudited) cont.
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

Goldman Sachs International
2.8175/3 month
USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	$785,300	$(99,144)	$5,167

(2.33)/3 month
USD-LIBOR-BBA/
Aug-27 (Purchased)	Aug-17/2.33	19,632,300	(149,205)	1,178

(2.5975)/3 month
USD-LIBOR-BBA/
Aug-27 (Purchased)	Aug-17/2.5975	39,264,600	(62,823)	(2,749)

(2.8175)/3 month
USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(5,057)

2.46/3 month
USD-LIBOR-BBA/
Aug-27 (Written)	Aug-17/2.46	58,896,900	212,029	(5,890)

JPMorgan Chase Bank N.A.
2.8325/3 month
USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	28,153

(2.8325)/3 month
USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(103,385)

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/17 (Unaudited) cont.
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A. cont.
2.79/3 month
USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	$3,926,500	$372,821	$139,825

(2.79)/3 month
USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	3,926,500	372,821	(16,570)

Total			$(1,609,792)	$90,511

TBA SALE COMMITMENTS
OUTSTANDING
at 6/30/17 (proceeds receivable	Principal	Settlement
$32,762,500) (Unaudited)	amount	date	Value

Federal Home Loan Mortgage
Corporation, 3.00%, 7/1/47	$1,000,000	7/13/17	$997,852

Federal National Mortgage
Association, 3.50%, 7/1/47	28,000,000	7/13/17	28,752,499

Federal National Mortgage
Association, 2.50%, 7/1/47	3,000,000	7/13/17	2,889,844

Total		$32,640,195

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)
	Upfront			Payments received	Unrealized
	premium	Termination	Payments made by	by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$24,251,000 E	$49,059	9/20/19	1.70%	3 month	$40,353
				USD-LIBOR-BBA

16,735,100 E	86,811	9/20/27	2.20%	3 month	248,304
				USD-LIBOR-BBA

20,024,300 E	42,083	9/20/22	1.90%	3 month	137,379
				USD-LIBOR-BBA

2,336,700 E	(24,747)	9/20/47	3 month USD-LIBOR-BBA	2.45%	(74,383)

15,728,500	(209)	6/27/27	2.15%	3 month	173,400
				USD-LIBOR-BBA

6,900,000	(91)	6/26/27	3 month USD-LIBOR-BBA	2.11504%	(98,143)

6,544,100 E	(87)	7/13/27	2.18%	3 month	58,241
				USD-LIBOR-BBA

7,156,000	(95)	6/30/27	2.1965%	3 month	48,852
				USD-LIBOR-BBA

13,067,000	(49)	7/5/19	1.60431%	3 month	1,486
				USD-LIBOR-BBA

13,067,000	(49)	7/5/19	1.6076%	3 month	604
				USD-LIBOR-BBA

Total	$152,626				$536,093

E Extended effective date.

16	Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
$209,281	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	$1,037
				4.00% 30 year Fannie
				Mae pools

318,831	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index	1,463
				4.50% 30 year Fannie
				Mae pools

Barclays Bank PLC
413,175	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index	(1,284)
				4.50% 30 year Fannie
				Mae pools

96,365	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index	(324)
				4.00% 30 year Fannie
				Mae pools

220,810	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index	(126)
				6.00% 30 year Fannie
				Mae pools

801,726	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index	(2,692)
				4.00% 30 year Fannie
				Mae pools

38,875	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index	6
				6.50% 30 year Fannie
				Mae pools

98,294	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	(373)
				5.00% 30 year Ginnie
				Mae II pools

255,933	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index	(795)
				4.50% 30 year Fannie
				Mae pools

704,301	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index	1,879
				6.00% 30 year Fannie
				Mae pools

395,577	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index	59
				6.50% 30 year Fannie
				Mae pools

126,849	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index	(575)
				5.00% 30 year Fannie
				Mae pools

334,359	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index	1,204
				3.50% 30 year Fannie
				Mae pools

162,634	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index	586
				3.50% 30 year Fannie
				Mae pools

1,091,129	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	(4,482)
				5.00% 30 year Fannie
				Mae pools

10,338,716	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	(36,053)
				5.00% 30 year Fannie
				Mae pools

11,020,370	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	5,933
				6.50% 30 year Fannie
				Mae pools

1,261,000	—	7/3/22	(1.9225%)	USA Non Revised	(1,803)
				Consumer Price
				Index-Urban (CPI-U)

1,261,000	—	7/3/27	2.085%	USA Non Revised	3,543
				Consumer Price
				Index-Urban (CPI-U)

Putnam VT Income Fund	17

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,446,000	$—	7/5/22	(1.89%)	USA Non Revised	$395
				Consumer Price
				Index-Urban (CPI-U)

1,446,000	—	7/5/27	2.05%	USA Non Revised	(1,068)
				Consumer Price
				Index-Urban (CPI-U)

Citibank, N.A.
818,887	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	(2,856)
				5.00% 30 year Fannie
				Mae pools

1,433,371	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	(4,998)
				5.00% 30 year Fannie
				Mae pools

Credit Suisse International
461,523	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index	(1,160)
				5.00% 30 year Fannie
				Mae pools

649,968	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index	(2,949)
				5.00% 30 year Fannie
				Mae pools

3,261,003	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	11,233
				5.00% 30 year Ginnie
				Mae II pools

390,968	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	1,938
				4.00% 30 year Fannie
				Mae pools

1,395,852	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	7,571
				4.00% 30 year Fannie
				Mae pools

30,304	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index	(109)
				3.50% 30 year Fannie
				Mae pools

306,551	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	1,663
				4.00% 30 year Fannie
				Mae pools

309,458	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index	1,744
				3.50% 30 year Fannie
				Mae pools

874,733	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index	(4,335)
				4.00% 30 year Fannie
				Mae pools

Goldman Sachs International
493,963	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index	73
				6.50% 30 year Fannie
				Mae pools

381,075	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index	56
				6.50% 30 year Fannie
				Mae pools

1,285,639	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index	(733)
				6.00% 30 year Fannie
				Mae pools

478,648	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index	71
				6.50% 30 year Fannie
				Mae pools

155,779	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index	715
				4.50% 30 year Fannie
				Mae pools

707,066	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	381
				6.50% 30 year Fannie
				Mae pools

18	Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$265,627	$—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	$143
				6.50% 30 year Fannie
				Mae pools

16,850	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	84
				4.00% 30 year Fannie
				Mae pools

59,619	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index	(34)
				6.00% 30 year Fannie
				Mae pools

541,962	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index	(309)
				6.00% 30 year Fannie
				Mae pools

381,237	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	205
				6.50% 30 year Fannie
				Mae pools

968,630	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	521
				6.50% 30 year Fannie
				Mae pools

457,484	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	246
				6.50% 30 year Fannie
				Mae pools

35,910	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	19
				6.50% 30 year Fannie
				Mae pools

95,787	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	52
				6.50% 30 year Fannie
				Mae pools

254,984	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index	38
				6.50% 30 year Fannie
				Mae pools

541,369	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index	80
				6.50% 30 year Fannie
				Mae pools

895,558	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index	(511)
				6.00% 30 year Fannie
				Mae pools

917,264	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index	(4,161)
				5.00% 30 year Fannie
				Mae pools

304,403	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	1,651
				4.00% 30 year Fannie
				Mae pools

350,017	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index	(1,261)
				3.50% 30 year Fannie
				Mae pools

848,309	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index	(2,312)
				3.00% 30 year Fannie
				Mae pools

JPMorgan Chase Bank N.A.
257,633	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	1,277
				4.00% 30 year Fannie
				Mae pools

917,264	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index	(4,161)
				5.00% 30 year Fannie
				Mae pools

JPMorgan Securities LLC
604,778	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	2,713
				4.00% 30 year Fannie
				Mae pools

Putnam VT Income Fund	19

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

JPMorgan Securities LLC cont.
$116,672	$—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index	$(420)
				3.50% 30 year Fannie
				Mae pools

2,124,443	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index	(7,320)
				5.00% 30 year Ginnie
				Mae II pools

Total	$—				$(38,625)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)
		Upfront			Payments	Unrealized
Swap counterparty/		premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$3,281	$48,000	5/11/63	300 bp	$(2,301)

CMBX NA BBB– Index	BBB–/P	6,388	106,000	5/11/63	300 bp	(5,940)

CMBX NA BBB– Index	BBB–/P	13,088	212,000	5/11/63	300 bp	(11,568)

CMBX NA BBB– Index	BBB–/P	12,483	219,000	5/11/63	300 bp	(12,987)

Credit Suisse International
CMBX NA A Index	A/P	4,580	146,000	5/11/63	200 bp	(90)

CMBX NA A Index	A/P	15,838	301,000	5/11/63	200 bp	6,276

CMBX NA A Index	A/P	23,840	733,000	5/11/63	200 bp	555

CMBX NA A Index	A/P	50,223	1,009,000	5/11/63	200 bp	18,170

CMBX NA A Index	A/P	51,383	1,043,000	5/11/63	200 bp	18,250

CMBX NA A Index	A/P	67,293	1,383,000	5/11/63	200 bp	23,360

CMBX NA A Index	A/P	73,384	1,523,000	5/11/63	200 bp	25,003

CMBX NA A Index	A/P	4,007	102,000	1/17/47	200 bp	1,858

CMBX NA BB Index	—	(30,447)	1,725,000	5/11/63	(500 bp)	285,515

CMBX NA BB Index	—	(208,076)	1,265,000	1/17/47	(500 bp)	(5,971)

CMBX NA BBB– Index	BBB–/P	29,254	231,000	5/11/63	300 bp	2,388

CMBX NA BBB– Index	BBB–/P	39,219	371,000	5/11/63	300 bp	(3,929)

CMBX NA BBB– Index	BBB–/P	45,859	395,000	5/11/63	300 bp	(79)

CMBX NA BBB– Index	BBB–/P	388,978	3,638,000	5/11/63	300 bp	(34,122)

CMBX NA BBB– Index	BBB–/P	4,347	55,000	1/17/47	300 bp	(537)

CMBX NA BBB– Index	BBB–/P	212,579	2,876,000	1/17/47	300 bp	(42,810)

Goldman Sachs International
CMBX NA BB Index	—	(62,198)	608,000	5/11/63	(500 bp)	49,167

CMBX NA BB Index	—	(23,304)	154,000	1/17/47	(500 bp)	1,300

CMBX NA A Index	A/P	4,580	146,000	5/11/63	200 bp	(90)

CMBX NA A Index	A/P	13,401	240,000	5/11/63	200 bp	5,777

CMBX NA A Index	A/P	18,917	384,000	5/11/63	200 bp	6,719

CMBX NA A Index	A/P	12,675	416,000	5/11/63	200 bp	(610)

CMBX NA A Index	A/P	12,866	416,000	5/11/63	200 bp	(418)

CMBX NA A Index	A/P	37,833	727,000	5/11/63	200 bp	14,739

CMBX NA A Index	A/P	36,802	727,000	5/11/63	200 bp	13,708

CMBX NA A Index	A/P	36,802	727,000	5/11/63	200 bp	13,708

CMBX NA A Index	A/P	37,861	744,000	5/11/63	200 bp	14,227

CMBX NA BB Index	—	(11,542)	79,000	5/11/63	(500 bp)	2,928

CMBX NA BB Index	—	(108,429)	534,000	1/17/47	(500 bp)	(23,113)

CMBX NA BB Index	—	(34,659)	205,000	1/17/47	(500 bp)	(1,907)

CMBX NA BB Index	—	(26,051)	159,000	1/17/47	(500 bp)	(648)

CMBX NA BBB– Index	BBB–/P	7,595	90,000	5/11/63	300 bp	(2,872)

CMBX NA BBB– Index	BBB–/P	7,675	97,000	5/11/63	300 bp	(3,606)

CMBX NA BBB– Index	BBB–/P	5,425	104,000	5/11/63	300 bp	(6,670)

CMBX NA BBB– Index	BBB–/P	5,208	105,000	5/11/63	300 bp	(7,003)

20	Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited) cont.
		Upfront			Payments	Unrealized
Swap counterparty/		premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Goldman Sachs International cont.
CMBX NA BBB– Index	BBB–/P	$5,119	$105,000	5/11/63	300 bp	$(7,093)

CMBX NA BBB– Index	BBB–/P	11,308	134,000	5/11/63	300 bp	(4,276)

CMBX NA BBB– Index	BBB–/P	22,647	193,000	5/11/63	300 bp	201

CMBX NA BBB– Index	BBB–/P	13,217	194,000	5/11/63	300 bp	(9,346)

CMBX NA BBB– Index	BBB–/P	10,113	206,000	5/11/63	300 bp	(13,845)

CMBX NA BBB– Index	BBB–/P	18,393	213,000	5/11/63	300 bp	(6,379)

CMBX NA BBB– Index	BBB–/P	33,182	239,000	5/11/63	300 bp	5,386

CMBX NA BBB– Index	BBB–/P	20,522	273,000	5/11/63	300 bp	(11,228)

CMBX NA BBB– Index	BBB–/P	25,932	536,000	5/11/63	300 bp	(36,405)

CMBX NA BBB– Index	BBB–/P	8,573	123,000	1/17/47	300 bp	(2,349)

CMBX NA BBB– Index	BBB–/P	15,690	193,000	1/17/47	300 bp	(1,448)

CMBX NA BBB– Index	BBB–/P	27,960	355,000	1/17/47	300 bp	(3,564)

CMBX NA BBB– Index	BBB–/P	30,009	406,000	1/17/47	300 bp	(6,043)

JPMorgan Securities LLC
CMBX NA A Index	A/P	4,782	146,000	5/11/63	200 bp	111

CMBX NA A Index	A/P	13,061	245,000	5/11/63	200 bp	5,279

CMBX NA A Index	A/P	13,708	253,000	5/11/63	200 bp	5,671

CMBX NA A Index	A/P	28,230	520,000	5/11/63	200 bp	11,711

CMBX NA A Index	A/P	19,350	588,000	5/11/63	200 bp	671

CMBX NA A Index	A/P	39,658	820,000	5/11/63	200 bp	13,609

CMBX NA A Index	A/P	32,542	986,000	5/11/63	200 bp	1,221

CMBX NA A Index	A/P	75,942	1,497,000	5/11/63	200 bp	28,388

CMBX NA A Index	A/P	4,999	114,000	1/17/47	200 bp	2,598

CMBX NA BB Index	—	(24,729)	186,000	5/11/63	(500 bp)	9,340

CMBX NA BB Index	—	(23,053)	159,000	5/11/63	(500 bp)	6,070

CMBX NA BB Index	—	(18,697)	130,000	5/11/63	(500 bp)	5,114

CMBX NA BB Index	—	(11,389)	81,000	5/11/63	(500 bp)	3,448

CMBX NA BB Index	—	(98,093)	573,000	1/17/47	(500 bp)	(6,547)

CMBX NA BB Index	—	(36,704)	226,000	1/17/47	(500 bp)	(597)

CMBX NA BBB– Index	BBB–/P	315	3,000	5/11/63	300 bp	(34)

CMBX NA BBB– Index	BBB–/P	8,030	55,000	5/11/63	300 bp	1,634

CMBX NA BBB– Index	BBB–/P	3,454	56,000	5/11/63	300 bp	(3,059)

CMBX NA BBB– Index	BBB–/P	6,698	97,000	5/11/63	300 bp	(4,583)

CMBX NA BBB– Index	BBB–/P	12,507	110,000	5/11/63	300 bp	(286)

CMBX NA BBB– Index	BBB–/P	14,000	112,000	5/11/63	300 bp	974

CMBX NA BBB– Index	BBB–/P	7,170	112,000	5/11/63	300 bp	(5,856)

CMBX NA BBB– Index	BBB–/P	5,968	112,000	5/11/63	300 bp	(7,058)

CMBX NA BBB– Index	BBB–/P	5,704	112,000	5/11/63	300 bp	(7,321)

CMBX NA BBB– Index	BBB–/P	12,938	114,000	5/11/63	300 bp	(320)

CMBX NA BBB– Index	BBB–/P	9,808	115,000	5/11/63	300 bp	(3,566)

CMBX NA BBB– Index	BBB–/P	14,544	119,000	5/11/63	300 bp	704

CMBX NA BBB– Index	BBB–/P	14,544	119,000	5/11/63	300 bp	704

CMBX NA BBB– Index	BBB–/P	17,870	124,000	5/11/63	300 bp	3,449

CMBX NA BBB– Index	BBB–/P	20,383	140,000	5/11/63	300 bp	4,101

CMBX NA BBB– Index	BBB–/P	24,269	196,000	5/11/63	300 bp	1,475

CMBX NA BBB– Index	BBB–/P	8,924	202,000	5/11/63	300 bp	(14,569)

CMBX NA BBB– Index	BBB–/P	23,820	291,000	5/11/63	300 bp	(10,023)

CMBX NA BBB– Index	BBB–/P	46,628	315,000	5/11/63	300 bp	9,994

CMBX NA BBB– Index	BBB–/P	46,628	315,000	5/11/63	300 bp	9,994

CMBX NA BBB– Index	BBB–/P	72,684	587,000	5/11/63	300 bp	4,416

CMBX NA BBB– Index	BBB–/P	56,540	721,000	5/11/63	300 bp	(27,312)

CMBX NA BBB– Index	BBB–/P	203,106	1,682,000	5/11/63	300 bp	7,489

Putnam VT Income Fund	21

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited) cont.
		Upfront			Payments	Unrealized
Swap counterparty/		premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

JPMorgan Securities LLC cont.
CMBX NA BBB– Index	BBB–/P	$203,106	$1,682,000	5/11/63	300 bp	$7,489

CMBX NA BBB– Index	BBB–/P	3,209	58,000	1/17/47	300 bp	(1,941)

CMBX NA BBB– Index	BBB–/P	20,188	167,000	1/17/47	300 bp	5,358

CMBX NA BBB– Index	BBB–/P	12,025	228,000	1/17/47	300 bp	(8,221)

CMBX NA BBB– Index	BBB–/P	6,065	232,000	1/17/47	300 bp	(14,537)

CMBX NA BBB– Index	BBB–/P	23,913	243,000	1/17/47	300 bp	2,335

CMBX NA BBB– Index	BBB–/P	52,489	397,000	1/17/47	300 bp	17,234

Total		$1,998,757				$294,739

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2017. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)
		Upfront			Payments	Unrealized
		premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	Date	fund per annum	(depreciation)

NA HY Series 28 Index	B+/P	$688,867	$9,334,000	6/20/22	500 bp	$31,084

Total		$688,867				$31,084

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2017. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

22	Putnam VT Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$1,847,667	$—

Corporate bonds and notes	—	71,672,775	232,000

Mortgage-backed securities	—	116,636,541	—

Municipal bonds and notes	—	1,230,932	—

Purchased swap options outstanding	—	2,270,219	—

U.S. government and agency mortgage obligations	—	150,126,499	—

U.S. treasury obligations	—	133,616	—

Short-term investments	22,017,337	5,692,535	—

Totals by level	$22,017,337	$349,610,784	$232,000

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$193,835	$—	$—

Written swap options outstanding	—	(2,388,943)	—

Forward premium swap option contracts	—	90,511	—

TBA sale commitments	—	(32,640,195)	—

Interest rate swap contracts	—	383,467	—

Total return swap contracts	—	(38,625)	—

Credit default contracts	—	(2,361,801)	—

Totals by level	$193,835	$(36,955,586)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund	23

Statement of assets and liabilities
6/30/17 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $346,225,168)	$350,042,784

Affiliated issuers (identified cost $21,817,337) (Notes 1 and 5)	21,817,337

Interest and other receivables	2,458,002

Receivable for shares of the fund sold	120,152

Receivable for investments sold	192,177

Receivable for sales of delayed delivery securities (Note 1)	13,185,211

Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,357,066

Unrealized appreciation on forward premium swap option contracts (Note 1)	430,761

Unrealized appreciation on OTC swap contracts (Note 1)	728,395

Premium paid on OTC swap contracts (Note 1)	717,371

Total assets	391,049,256

Liabilities

Payable for investments purchased	795,634

Payable for purchases of delayed delivery securities (Note 1)	95,799,812

Payable for shares of the fund repurchased	117,514

Payable for compensation of Manager (Note 2)	82,371

Payable for custodian fees (Note 2)	39,640

Payable for investor servicing fees (Note 2)	29,537

Payable for Trustee compensation and expenses (Note 2)	198,707

Payable for administrative services (Note 2)	995

Payable for distribution fees (Note 2)	23,473

Payable for variation margin on futures contracts (Note 1)	112,547

Payable for variation margin on centrally cleared swap contracts (Note 1)	1,205,785

Unrealized depreciation on OTC swap contracts (Note 1)	472,281

Premium received on OTC swap contracts (Note 1)	2,716,128

Unrealized depreciation on forward premium swap option contracts (Note 1)	340,250

Written options outstanding, at value (premiums $3,622,443) (Notes 1 and 3)	2,388,943

TBA sale commitments, at value (proceeds receivable $32,762,500) (Note 1)	32,640,195

Collateral on certain derivative contracts, at value (Note 1)	200,000

Other accrued expenses	84,452

Total liabilities	137,248,264

Net assets	$253,800,992

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$294,526,112

Undistributed net investment income (Note 1)	3,095,785

Accumulated net realized loss on investments (Note 1)	(50,101,963)

Net unrealized appreciation of investments	6,281,058

Total — Representing net assets applicable to capital shares outstanding	$253,800,992

Computation of net asset value Class IA

Net assets	$138,987,928

Number of shares outstanding	12,720,002

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.93

Computation of net asset value Class IB

Net assets	$114,813,064

Number of shares outstanding	10,603,971

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.83

The accompanying notes are an integral part of these financial statements.

24	Putnam VT Income Fund

Statement of operations
Six months ended 6/30/17 (Unaudited)

Investment income

Interest (including interest income of $88,267 from investments in affiliated issuers) (Note 5)	$5,900,824

Dividends	25,301

Total investment income	5,926,125

Expenses

Compensation of Manager (Note 2)	492,214

Investor servicing fees (Note 2)	87,918

Custodian fees (Note 2)	34,322

Trustee compensation and expenses (Note 2)	9,098

Distribution fees (Note 2)	136,132

Administrative services (Note 2)	2,942

Auditing and tax fees	56,171

Other	35,856

Total expenses	854,653

Expense reduction (Note 2)	(218)

Net expenses	854,435

Net investment income	5,071,690

Net realized loss on securities from unaffiliated issuers (Notes 1 and 3)	(3,036,579)

Net realized loss on swap contracts (Note 1)	(2,481,972)

Net realized gain on futures contracts (Note 1)	516,317

Net realized gain on written options (Notes 1 and 3)	1,498,567

Net unrealized appreciation of securities in unaffiliated issuers and TBA sale commitments during the period	4,161,793

Net unrealized appreciation of swap contracts during the period	1,573,602

Net unrealized appreciation of futures contracts during the period	434,844

Net unrealized appreciation of written options during the period	1,867,942

Net gain on investments	4,534,514

Net increase in net assets resulting from operations	$9,606,204

Statement of changes in net assets

	Six months	Year ended
	ended 6/30/17*	12/31/16

Increase (decrease) in net assets

Operations:

Net investment income	$5,071,690	$11,040,050

Net realized loss on investments	(3,503,667)	(2,203,621)

Net unrealized appreciation (depreciation) of investments	8,038,181	(3,138,391)

Net increase in net assets resulting from operations	9,606,204	5,698,038

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(6,434,702)	(7,001,185)

Class IB	(4,745,856)	(4,727,764)

Increase (decrease) from capital share transactions (Note 4)	7,844,591	(13,551,044)

Total increase (decrease) in net assets	6,270,237	(19,581,955)

Net assets:

Beginning of period	247,530,755	267,112,710

End of period (including undistributed net investment income of $3,095,785 and $9,204,653, respectively)	$253,800,992	$247,530,755

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund	25

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Class IA

6/30/17†	$11.01	.23	.20	.43	(.51)	(.51)	$10.93	4.00*	$138,988	.29*	2.07*	473*

12/31/16	11.29	.48	(.24)	.24	(.52)	(.52)	11.01	2.27	142,226	.58[g]	4.38[g]	974[e]

12/31/15	12.01	.44	(.57)	(.13)	(.59)	(.59)	11.29	(1.19)	157,239.56		3.74	868[e]

12/31/14	12.01	.54	.24	.78	(.78)	(.78)	12.01	6.68	185,043.58		4.51	455[e]

12/31/13	12.24	.58	(.32)	.26	(.49)	(.49)	12.01	2.13	202,468.59		4.82	254[f]

12/31/12	11.64	.48	.76	1.24	(.64)	(.64)	12.24	11.07	234,369.60		4.02	203[f]

Class IB

6/30/17†	$10.90	.21	.20	.41	(.48)	(.48)	$10.83	3.87*	$114,813	.41*	1.95*	473*

12/31/16	11.18	.45	(.24)	.21	(.49)	(.49)	10.90	2.00	105,304	.83[g]	4.12[g]	974[e]

12/31/15	11.90	.40	(.56)	(.16)	(.56)	(.56)	11.18	(1.46)	109,874.81		3.49	868[e]

12/31/14	11.90	.51	.24	.75	(.75)	(.75)	11.90	6.46	124,149.83		4.25	455[e]

12/31/13	12.13	.54	(.31)	.23	(.46)	(.46)	11.90	1.87	127,828.84		4.57	254[f]

12/31/12	11.54	.44	.75	1.19	(.60)	(.60)	12.13	10.74	145,591.85		3.77	203[f]

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

December 31, 2013	623%

December 31, 2012	695

g Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

26	Putnam VT Income Fund

Notes to financial statements 6/30/17 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2017 through June 30, 2017.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Putnam VT Income Fund	27

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk, and to gain exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally

28	Putnam VT Income Fund

cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party.

Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,896,761 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,703,548 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2016, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover

Short-term	Long-term	Total

$36,141,872	$—	$36,141,872

The aggregate identified cost on a tax basis is $378,740,117, resulting in gross unrealized appreciation and depreciation of $1,682,856 and $8,562,852, respectively, or net unrealized depreciation of $6,879,996.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem

Putnam VT Income Fund	29

fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 31.0% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.196% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$49,493
Class IB	38,425

Total	$87,918

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $218 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $191, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales

Investments in securities, including
TBA commitments (Long-term)	$1,424,207,715	$1,423,816,630

U.S. government securities
(Long-term)	—	—

Total	$1,424,207,715	$1,423,816,630

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

30	Putnam VT Income Fund

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option	Written option	Written option
	contract amounts	premiums	contract amounts	premiums

Written options outstanding
at the beginning of the
reporting period	$260,623,900	$1,527,885	$48,000,000	$245,625

Options opened	2,525,975,600	7,866,118	144,000,000	621,563

Options exercised	(97,375,400)	(520,120)	—	—

Options expired	(866,307,000)	(1,868,022)	—	—

Options closed	(925,449,800)	(3,383,418)	(192,000,000)	(867,188)

Written options outstanding at
the end of the reporting period	$897,467,300	$3,622,443	$—	$—

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/17		Year ended 12/31/16		Six months ended 6/30/17		Year ended 12/31/16

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	195,356	$2,160,697	455,902	$5,028,694	1,287,599	$14,014,366	1,403,788	$15,307,998

Shares issued in connection with
reinvestment of distributions	599,693	6,434,702	653,096	7,001,185	446,039	4,745,856	444,757	4,727,764

	795,049	8,595,399	1,108,998	12,029,879	1,733,638	18,760,222	1,848,545	20,035,762

Shares repurchased	(991,435)	(10,905,226)	(2,122,360)	(23,485,872)	(789,352)	(8,605,804)	(2,019,655)	(22,130,813)

Net increase (decrease)	(196,386)	$(2,309,827)	(1,013,362)	$(11,455,993)	944,286	$10,154,418	(171,110)	$(2,095,051)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
					and Fair value
Affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	as of 6/30/17

Short-term investments

Putnam Short Term Investment
Fund*	$15,479,308	$53,189,489	$46,851,460	$88,267	$21,817,337

Total Short-term investments	$15,479,308	$53,189,489	$46,851,460	$88,267	$21,817,337

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Putnam VT Income Fund	31

Note 7 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

Assets:

Centrally cleared interest rate swap contracts§	$—	$—	$1,357,066	$—	$—	$—	$—	$—	$—	$1,357,066

OTC Total return swap contracts*#	2,500	13,605	—	—	24,149	4,335	1,277	2,713	—	48,579

OTC Credit default contracts*#	—	—	—	—	518,067	293,910	—	229,493	—	1,041,470

Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—

Futures contracts§	—	—	—	—	—	—	—	—	—	—

Forward premium swap option contracts#	200,748	17,276	—	38,414	—	6,345	167,978	—	—	430,761

Purchased swap options**#	45,154	—	—	1,669,921	246,876	267,040	41,228	—	—	2,270,219

Total Assets	$248,402	$30,881	$1,357,066	$1,708,335	$789,092	$571,630	$210,483	$232,206	$—	$5,148,095

Liabilities:

Centrally cleared interest rate swap contracts§	—	—	1,183,499	—	—		—	—	—	1,183,499

OTC Total return swap contracts*#	—	49,575	—	7,854	8,553	9,321	4,161	7,740	—	87,204

OTC Credit default contracts*#	68,036	—	—	—	996,491	529,085	—	1,151,876	—	2,745,488

Centrally cleared credit default contracts§	—	—	22,286	—	—	—	—	—	—	22,286

Futures contracts§	—	—	—	—	—	—	—	—	112,547	112,547

Forward premium swap option contracts#	129,352	46,620	—	30,627	—	13,696	119,955	—	—	340,250

Written swap options#	136,916	—	—	1,543,949	231,661	215,040	261,377	—	—	2,388,943

Total Liabilities	$334,304	$96,195	$1,205,785	$1,582,430	$1,236,705	$767,142	$385,493	$1,159,616	$112,547	$6,880,217

Total Financial and Derivative Net Assets	$(85,902)	$(65,314)	$151,281	$125,905	$(447,613)	$(195,512)	$(175,010)	$(927,410)	$(112,547)	$(1,732,122)

Total collateral received (pledged)†##	$—	$—	$—	$125,905	$(447,613)	$(151,870)	$(141,957)	$(910,381)	$—

Net amount	$(85,902)	$(65,314)	$151,281	$—	$—	$(43,642)	$(33,053)	$(17,029)	$(112,547)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

32	Putnam VT Income Fund	Putnam VT Income Fund	33

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$26,600,000

Purchased swap option contracts (contract amount)	$662,500,000

Written TBA commitment option contracts (contract amount) (Note 3)	$53,100,000

Written swap option contracts (contract amount) (Note 3)	$705,800,000

Futures contracts (number of contracts)	400

Centrally cleared interest rate swap contracts (notional)	$97,800,000

OTC total return swap contracts (notional)	$54,500,000

OTC credit default contracts (notional)	$37,000,000

Centrally cleared credit default contracts (notional)	$8,000,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts			Payables, Net assets —
	Receivables	$1,041,470	Unrealized depreciation	$3,403,271*

Interest rate contracts	Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
	appreciation	3,542,929*	Unrealized depreciation	3,032,465*

Total		$4,584,399		$6,435,736

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as
hedging instruments under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$(23,423)	$(23,423)

Interest rate contracts	(457,630)	516,317	(2,458,549)	(2,399,862)

Total	$(457,630)	$516,317	$(2,481,972)	$(2,423,285)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as
hedging instruments under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$(147,568)	$(147,568)

Interest rate contracts	742,283	434,844	1,721,170	2,898,297

Total	$742,283	$434,844	$1,573,602	$2,750,729

Note 9 — New pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Putnam Management has evaluated the amendments and its adoption will have no effect on the fund’s net assets or results of operations.

34	Putnam VT Income Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2017, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2017, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2017 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2017. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the continued application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). This expense limitation attempts to maintain competitive expense levels for the funds. Most funds,

Putnam VT Income Fund	35

including your fund, had sufficiently low expenses that this expense limitation was not operative during their fiscal years ending in 2016. Putnam Management has agreed to maintain this expense limitation until at least April 30, 2019 and has agreed to implement a contractual expense limitation applicable to specified retail open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses until at least August 31, 2018. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2016. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2016 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans, charities, college endowments, foundations, sub-advised third-party mutual funds, state, local and non-U.S. government entities, and corporations. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam Funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. In addition, in response to a request from the Independent Trustees, Putnam Management provided the Trustees with in-depth presentations regarding each of the equity and fixed income investment teams, including the operation of the teams and their investment approaches. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2016 was a challenging year for the performance of the Putnam funds, with generally disappointing results for the international and global equity funds and taxable fixed income funds, mixed results for small-cap equity, Spectrum, global asset allocation, equity research and tax exempt fixed income funds, but generally strong results for U.S. equity funds. The Trustees noted, however, that they were encouraged by the positive performance trend since mid-year 2016 across most Putnam Funds. In particular, from May 1, 2016 through April 30, 2017, 51% of Putnam Fund assets were in the top quartile and 87% were above the median of the Putnam Funds’ competitive industry rankings. They noted that the longer-term performance of the Putnam funds generally continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 5th-best performing mutual fund complex out of 54 complexes for the five-year period ended December 31, 2016. In addition, while the survey ranked the Putnam Funds 52nd out of 61 mutual fund complexes for the one-year period ended 2016, the Putnam Funds have ranked 1st or 2nd in the survey for the one-year period three times since 2009 (most recently in 2013). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2016 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year

36	Putnam VT Income Fund

and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. (“Lipper”) peer group (Lipper VP (Underlying Funds) — Core Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2016 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

4th	3rd	1st

Over the one-year, three-year and five-year periods ended December 31, 2016, there were 101, 94 and 88 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the one-year period ended December 31, 2016 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that the fund’s underperformance over the one-year period was largely attributable to the fund’s relative emphasis on shorter duration investments (which reduced the fund’s sensitivity to interest rate changes but detracted from performance, particularly during January and February 2016 as interest rates rose in response to global growth concerns). The Trustees also noted Putnam Management’s view that some of the fund’s mortgage-related investments were negatively impacted by market reactions to the unexpected outcomes of the U.K.’s vote to leave the European Union and the U.S. elections.

The Trustees observed that the fund ranked in the top decile during the second half of 2016 and for the five-year period ended December 31, 2016. The Trustees considered that Putnam Management remained confident in the fund’s portfolio managers. The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues and Putnam Management’s responsiveness to Trustee concerns about investment performance, the Trustees concluded that it continues to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee, including any developments with respect to the European Union’s updated Markets in Financial Instruments Directive and its potential impact on PIL’s use of client commissions to obtain investment research. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees believed that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

Putnam VT Income Fund	37

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s [SEC] website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Kenneth R. Leibler, Vice Chair
Boston, MA 02109	P.O. Box 8383	Liaquat Ahamed
	Boston, MA 02266-8383	Ravi Akhoury
Investment Sub-Advisor	1-800-225-1581	Barbara M. Baumann
Putnam Investments Limited		Katinka Domotorffy
57–59 St James’s Street	Custodian	Catharine Bond Hill
London, England SW1A 1LD	State Street Bank and Trust Company	Paul L. Joskow
Robert E. Patterson
Marketing Services	Legal Counsel	George Putnam, III
Putnam Retail Management	Ropes & Gray LLP	Robert L. Reynolds
One Post Office Square		Manoj P. Singh
Boston, MA 02109

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This report has been prepared for the shareholders	H512
of Putnam VT Income Fund.	VTSA035 306777 8/17

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 25, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 25, 2017